CREDIT SUISSE INSTITUTIONAL FUNDS                          [LOGO]
                                                           CREDIT  |  ASSET
                                                           SUISSE  |  MANAGEMENT




INTERNATIONAL GROWTH FUND

U.S. CORE EQUITY FUND

U.S. CORE FIXED INCOME FUND

HIGH YIELD FUND






                     February 28, 2001    SEMIANNUAL REPORT
                                  (Unaudited)


More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 8500, Boston, MA 02266-8500.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

              CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                  March 19, 2001
Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional International Growth Fund (the "Fund") for the fiscal half-year ended February 28, 2001.

At February 28, 2001, the net asset value ("NAV") of the Fund's shares was $13.13, compared to an NAV of $23.61 at August 31, 2000. As a result, the Fund's total return was -20.21%, assuming the reinvestment of dividends and distributions totaling $6.38 per share. By comparison, the MSCI EAFE Index(1) ("EAFE") returned -14.41% during the same period.

We attribute the Fund's underperformance of its EAFE benchmark primarily to our positions in the key telecommunications service and equipment industry sectors, each of which we overweighted relative to EAFE. Stocks in these sectors suffered sharp corrections as a result of a virtual domino effect that began with the high prices paid in the U.K. and Germany during 2000 for so-called "third generation" wireless licenses. Negative repercussions of the high license fees included:

- Plunging market prices and valuations for telecom-related assets

- Widely reduced forecasts for revenues and earnings of service providers and equipment manufacturers

- Incurrence of heavy debt levels to pay for the license fees

- Cash-flow problems exacerbated by high debt-servicing costs

- Actual and anticipated downgrades of debt ratings for affected companies

The harmful impact of our telecom exposure was most pronounced in the U.K., where we held several prominent names among the nation's service providers and equipment manufacturers. In addition, we underweighted the U.K. early in the fiscal half-year and later raised our allocation to an overweight; unfortunately, the latter move occurred too late to fully capture the U.K.'s outperformance toward the end of the year. Other countries in which telecom-related stock selection especially hurt the Fund's overall return were the Netherlands, Taiwan and Sweden.

The most positive contribution to performance came from our stock selection in Germany and Finland. German holdings included a major reinsurer that significantly outperfomed the German market as a whole, while in Finland, we owned shares in a paper company that participated in the paper/forest products sector's rally during the fiscal half-year.

As other developments occur in the international equity markets or at Credit Suisse Asset Management, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management International Equity Management Team

Steven D. Bleiberg, Managing Director
Richard W. Watt, Managing Director
Emily Alejos, Director
Robert B. Hrabchak, Director
Alan Zlatar, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

              CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND
                     PORTFOLIO MANAGER'S LETTER (CONCLUDED)

PERFORMANCE

                                                                                          FIVE YEARS       SINCE
                                                                             ONE YEAR      (3/1/96 --    INCEPTION
                                                            SIX MONTHS      (3/1/00 --     2/28/01)       9/30/92
                                                       (9/1/00 -- 2/28/01)   2/28/01)    (ANNUALIZED)   (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND        (20.21)%        (24.16)%      +7.93%          +8.77%

MSCI EAFE INDEX(1)                                           (14.41)%        (17.39)%      +5.33%          +8.86%
--------------------------------------------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley Capital International & Co., Incorporated.

              CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
COMMON STOCKS -- 98.4%
AUSTRALIA -- 3.1%
BANKS -- 1.3%
    National Australia Bank, Ltd. .........         267,400      $   4,217,506
                                                                 -------------
DIVERSIFIED TELECOMMUNICATIONS
    SERVICES -- 1.1%
    Telstra Corp., Ltd. ...................       1,096,500          3,608,296
                                                                 -------------
METALS & MINING -- 0.7%
    BHP, Ltd. .............................         202,941          2,239,206
                                                                 -------------
    TOTAL AUSTRALIA .......................                         10,065,008
                                                                 -------------
CHINA -- 0.0%
OIL & GAS -- 0.0%
    PetroChina Co., Ltd. ..................             300                 56
                                                                 -------------
    TOTAL CHINA ...........................                                 56
                                                                 -------------
FINLAND -- 1.7%
COMMUNICATIONS EQUIPMENT -- 0.8%
    Nokia Oyj Class A .....................         111,507          2,522,551
                                                                 -------------
PAPER & FOREST PRODUCTS -- 0.9%
    UPM-Kymmene Oyj .......................          94,183          2,858,177
                                                                 -------------
    TOTAL FINLAND .........................                          5,380,728
                                                                 -------------
FRANCE -- 12.1%
BANKS -- 0.9%
    BNP Paribas SA ........................          33,786          2,759,005
                                                                 -------------
COMMUNICATIONS EQUIPMENT -- 1.0%
    Alcatel SA ............................          80,463          3,129,964
                                                                 -------------
FOOD PRODUCTS -- 1.5%
    Groupe Danone .........................          34,205          4,727,715
                                                                 -------------
INSURANCE -- 1.5%
    AXA ...................................          38,404          4,845,440
                                                                 -------------
IT CONSULTING & SERVICES -- 0.0%
    Cap Gemini SA .........................              82             14,358
                                                                 -------------
MEDIA -- 3.2%
    Canal Plus ............................          45,659            149,059
    Publicis SA ...........................          51,711          1,716,694
    Vivendi Universal SA ..................         132,954          8,387,416
                                                                 -------------
                                                                    10,253,169
                                                                 -------------
MULTI-UTILITIES -- 1.4%
    Suez Lyonnaise des Eaux SA ............          26,224          4,340,843
                                                                 -------------
OIL & GAS -- 2.2%
    TotalFinaElf SA .......................          49,348          6,965,954
                                                                 -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.4%
    STMicroelectronics NV .................          40,993          1,289,254
                                                                 -------------
    TOTAL FRANCE ..........................                         38,325,702
                                                                 -------------
GERMANY -- 12.0%
BANKS -- 2.7%
    Deutsche Bank AG ......................          25,565          2,116,820

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
GERMANY -- (CONTINUED)
    Dresdner Bank AG ......................          39,719      $   1,636,361
    HypoVereinsbank AG ....................          76,672          4,724,048
                                                                 -------------
                                                                     8,477,229
                                                                 -------------
DIVERSIFIED TELECOMMUNICATIONS
    SERVICES -- 1.1%
    Deutsche Telekom AG ...................         138,054          3,351,626
                                                                 -------------
FOOD PRODUCTS -- 0.5%
    Kamps AG ..............................         155,394          1,529,047
                                                                 -------------
INDUSTRIAL CONGLOMERATES -- 2.8%
    Preussag AG ...........................         102,614          3,878,387
    Siemens AG ............................          42,510          4,933,477
                                                                 -------------
                                                                     8,811,864
                                                                 -------------
INSURANCE -- 2.1%
    Muenchener Rueckversicherungs-
       Gesellschaft AG ....................          20,192          6,536,190
                                                                 -------------
MULTI-UTILITIES -- 2.3%
    E.On AG ...............................         144,526          7,376,352
                                                                 -------------
SOFTWARE -- 0.5%
    Systeme, Anwendungen, Produkte
       in der Datenverarbeitung AG ........           9,504          1,494,532
                                                                 -------------
    TOTAL GERMANY .........................                         37,576,840
                                                                 -------------
HONG KONG -- 2.6%
BANKS -- 0.6%
    Hang Seng Bank, Ltd. ..................         156,300          1,858,658
                                                                 -------------
DIVERSIFIED FINANCIALS -- 1.3%
    Hutchison Whampoa, Ltd. ...............         163,200          1,935,479
    Swire Pacific, Ltd. Class A ...........         310,200          2,127,758
                                                                 -------------
                                                                     4,063,237
                                                                 -------------
REAL ESTATE -- 0.7%
    Sun Hung Kai Properties, Ltd. .........         202,600          2,259,879
                                                                 -------------
    TOTAL HONG KONG .......................                          8,181,774
                                                                 -------------
ITALY -- 7.5%
BANKS -- 1.7%
    San Paolo-IMI SpA .....................         353,838          5,385,241
                                                                 -------------
DIVERSIFIED TELECOMMUNICATIONS
    SERVICES -- 2.1%
    Olivetti SpA ..........................       2,457,963          5,289,247
    Tiscali SpA(1) ........................          94,304          1,325,123
                                                                 -------------
                                                                     6,614,370
                                                                 -------------
INSURANCE -- 2.9%
    Assicurazioni Generali SpA ............         259,791          9,042,586
                                                                 -------------
TRANSPORTATION INFRASTRUCTURE -- 0.8%
    Concessioni e Costruzioni Autostrade
       SpA ................................         408,567          2,652,593
                                                                 -------------
    TOTAL ITALY ...........................                         23,694,790
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
JAPAN -- 15.1%
AIR FREIGHT & COURIERS -- 0.2%
    Yamato Transport Co., Ltd. ............          28,000      $    540,707
                                                                 -------------
AUTO COMPONENTS -- 0.3%
    Denso Corp. ...........................          56,000          1,014,571
                                                                 -------------
AUTOMOBILES -- 1.0%
    Nissan Motor Co., Ltd. ................          96,000            618,769
    Toyota Motor Corp. ....................          74,531          2,592,583
                                                                 -------------
                                                                     3,211,352
                                                                 -------------
BANKS -- 1.5%
    Bank of Tokyo-Mitsubishi, Ltd. ........          87,000            861,166
    Mizuho Holdings, Inc. .................             195          1,197,024
    Sakura Bank, Ltd. .....................         130,000            770,307
    Sumitomo Bank, Ltd. ...................         109,000          1,078,933
    Sumitomo Trust & Banking Co.,
       Ltd. ...............................         115,000            809,867
                                                                 -------------
                                                                     4,717,297
                                                                 -------------
BEVERAGES -- 0.2%
    Kirin Brewery Co., Ltd. ...............          60,000            581,119
                                                                 -------------
CHEMICALS -- 0.8%
    Kaneka Corp. ..........................          63,000            504,361
    Mitsui Chemicals Industries ...........         152,000            635,002
    Shin-Etsu Chemical Co., Ltd. ..........          20,000            707,642
    Sumitomo Chemical Co., Ltd. ...........         161,000            772,805
                                                                 -------------
                                                                     2,619,810
                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
    Dai Nippon Printing Co., Ltd. .........          52,000            649,939
    Secom Co., Ltd. .......................          10,000            604,480
                                                                 -------------
                                                                     1,254,419
                                                                 -------------
COMMUNICATIONS EQUIPMENT -- 0.2%
    Matsushita Communication
       Industrial Co., Ltd. ...............           6,800            496,850
                                                                 -------------
COMPUTERS & PERIPHERALS -- 0.5%
    Fujitsu, Ltd. .........................          40,000            548,039
    NEC Corp. .............................          28,000            455,722
    Toshiba Corp. .........................         113,000            631,038
                                                                 -------------
                                                                     1,634,799
                                                                 -------------
DIVERSIFIED FINANCIALS -- 1.1%
    Daiwa Securities Group, Ltd. ..........          54,000            493,082
    Hitachi Capital Corp. .................          36,900            688,979
    Nikko Securities Co., Ltd. ............          68,000            492,792
    Nomura Securities Co., Ltd. ...........          41,000            805,732
    Orix Corp. ............................          12,700          1,134,751
                                                                 -------------
                                                                     3,615,336
                                                                 -------------
DIVERSIFIED TELECOMMUNICATIONS
   SERVICES -- 0.6%
    DDI Corp. .............................             105            447,605

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
JAPAN -- (CONTINUED)
    Nippon Telegraph & Telephone
       Corp. ..............................             204      $   1,335,756
                                                                 -------------
                                                                     1,783,361
                                                                 -------------
ELECTRIC UTILITIES -- 0.1%
    Tokyo Electric Power Co., Inc. ........          19,900            472,513
                                                                 -------------
ELECTRICAL EQUIPMENT -- 0.2%
    Sumitomo Electric Industries,
       Ltd. ...............................          56,000            670,811
                                                                 -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
    Kyocera Corp. .........................          12,600          1,137,633
    Omron Corp. ...........................          36,000            570,888
                                                                 -------------
                                                                     1,708,521
                                                                 -------------
FOOD & DRUG RETAILING -- 0.1%
    Seven-Eleven Japan Co., Ltd. ..........          10,000            417,765
                                                                 -------------
FOOD PRODUCTS --0.4%
    Nippon Meat Packers, Inc. .............          48,000            588,895
    Nissin Food Products Co., Ltd. ........          23,600            583,506
                                                                 -------------
                                                                     1,172,401
                                                                 -------------
HOUSEHOLD DURABLES-- 0.7%
    Matsushita Electric Industrial Co.,
       Ltd. ...............................          73,000          1,375,469
    Sony Corp. ............................          11,200            806,883
                                                                 -------------
                                                                     2,182,352
                                                                 -------------
HOUSEHOLD PRODUCTS -- 0.2%
    Kao Corp. .............................          24,000            599,535
                                                                 -------------
INTERNET SOFTWARE & SERVICES -- 0.1%
    Softbank Corp. ........................           7,600            339,532
                                                                 -------------
IT CONSULTING & SERVICES -- 0.2%
    NTT Data Corp. ........................              93            527,279
                                                                 -------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
    Fuji Photo Film Co. ...................          21,000            760,928
    Nintendo Co., Ltd. ....................           4,800            784,511
    Olympus Optical Co., Ltd. .............          38,000            473,012
                                                                 -------------
                                                                     2,018,451
                                                                 -------------
MACHINERY -- 0.8%
    Daikin Industries, Ltd. ...............          37,000            686,114
    Fanuc, Ltd. ...........................           8,900            494,736
    Kubota Corp. ..........................         264,000            733,765
    SMC Corp. .............................           5,200            575,458
                                                                 -------------
                                                                     2,490,073
                                                                 -------------
MEDIA -- 0.4%
    Tokyo Broadcasting System, Inc. .......          44,000          1,112,277
                                                                 -------------
MULTILINE RETAIL -- 0.4%
    Ito-Yokado Co., Ltd. ..................          13,000            678,313
    Marui Co., Ltd. .......................          43,000            610,405
                                                                 -------------
                                                                     1,288,718
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
JAPAN -- (CONTINUED)
OFFICE ELECTRONICS -- 0.4%
    Canon, Inc. ...........................          26,000      $     846,783
    Ricoh Co., Ltd. .......................          27,000            473,055
                                                                 -------------
                                                                     1,319,838
                                                                 -------------
OIL & GAS -- 0.2%
    Nippon Mitsubishi Oil Corp. ...........         111,000            554,570
                                                                 -------------
PHARMACEUTICALS -- 0.9%
    Takeda Chemical Industries ............          40,000          1,892,730
    Yamanouchi Pharmaceutical Co.,
       Ltd. ...............................          29,000          1,085,421
                                                                 -------------
                                                                     2,978,151
                                                                 -------------
REAL ESTATE -- 0.1%
    Mitsubishi Estate Co., Ltd. ...........          39,000            384,045
                                                                 -------------
ROAD & RAIL -- 0.2%
    East Japan Railway Co. ................              93            522,521
                                                                 -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.7%
    Murata Manufacturing Co., Ltd. ........          12,350          1,024,508
    Rohm Co., Ltd. ........................           7,000          1,133,933
                                                                 -------------
                                                                     2,158,441
                                                                 -------------
SOFTWARE -- 0.1%
    Fuji Soft ABC, Inc. ...................           6,100            302,163
                                                                 -------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
    Mitsubishi Corp. ......................          83,000            579,559
                                                                 -------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.8%
    NTT DoCoMo, Inc. ......................             147          2,544,187
                                                                 -------------
    TOTAL JAPAN ...........................                         47,813,324
                                                                 -------------
NETHERLANDS -- 6.8%
DIVERSIFIED FINANCIALS -- 1.6%
    Ing Groep NV ..........................          73,719          5,087,833
                                                                 -------------
DIVERSIFIED TELECOMMUNICATIONS
   SERVICES -- 1.1%
    Koninklijke (Royal) KPN NV ............         284,047          3,487,178
                                                                 -------------
HOUSEHOLD DURABLES -- 2.6%
    Koninklijke (Royal) Philips
       Electronics NV .....................         247,192          8,131,226
                                                                 -------------
MEDIA -- 0.6%
    Verenigde Nederlandse
       Uitgeversbedrijven Verenigd
       Bezit ..............................          48,102          2,039,232
                                                                 -------------
TEXTILES & APPAREL -- 0.9%
    Gucci Group NV ........................          30,717          2,725,893
                                                                 -------------
    TOTAL NETHERLANDS .....................                         21,471,362
                                                                 -------------
SINGAPORE -- 0.8%
AIRLINES -- 0.4%
    Singapore Airlines, Ltd. ..............         137,300          1,164,920
                                                                 -------------
                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
SINGAPORE -- (CONTINUED)
BANKS -- 0.4%
    DBS Group Holdings ....................         104,900      $   1,184,692
                                                                 -------------
    TOTAL SINGAPORE .......................                          2,349,612
                                                                 -------------
SPAIN -- 2.9%
BANKS -- 1.6%
    Banco Santander Central
       Hispano SA .........................         487,598          4,981,712
                                                                 -------------
DIVERSIFIED TELECOMMUNICATIONS
   SERVICES -- 1.3%
    Telefonica SA .........................         247,706          4,225,549
                                                                 -------------
    TOTAL SPAIN ...........................                          9,207,261
                                                                 -------------
SWEDEN -- 1.3%
COMMUNICATIONS EQUIPMENT -- 1.3%
    Telefonaktiebolaget LM
       Ericsson AB ........................         494,285          4,170,698
                                                                 -------------
    TOTAL SWEDEN ..........................                          4,170,698
                                                                 -------------
SWITZERLAND -- 8.3%
BANKS -- 2.6%
    UBS AG ................................          52,480          8,334,685
                                                                 -------------
ELECTRICAL EQUIPMENT -- 1.0%
    ABB, Ltd. .............................          36,090          3,048,997
                                                                 -------------
FOOD PRODUCTS -- 1.2%
    Nestle SA .............................           1,770          3,873,120
                                                                 -------------
PHARMACEUTICALS -- 3.5%
    Novartis AG ...........................           3,624          6,123,339
    Roche Holding AG ......................             566          4,866,230
                                                                 -------------
                                                                    10,989,569
                                                                 -------------
    TOTAL SWITZERLAND .....................                         26,246,371
                                                                 -------------
UNITED KINGDOM -- 24.2%
BANKS -- 1.0%
    Lloyds TSB Group PLC ..................         335,693          3,176,177
                                                                 -------------
DIVERSIFIED FINANCIALS -- 2.8%
    Abbey National PLC ....................         293,538          4,940,760
    HSBC Holdings PLC .....................         293,064          3,892,967
                                                                 -------------
                                                                     8,833,727
                                                                 -------------
DIVERSIFIED TELECOMMUNICATIONS
    SERVICES -- 1.6%
    British Telecommunications
       PLC ................................         627,164          5,156,020
                                                                 -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
    Marconi PLC ...........................         283,231          1,903,642
                                                                 -------------
INSURANCE -- 1.6%
    CGNU PLC ..............................         357,231          5,178,140
                                                                 -------------
MEDIA -- 3.4%
    Reed International PLC ................         694,564          6,952,330
    Reuters Group PLC .....................         243,946          3,754,194
                                                                 -------------
                                                                    10,706,524
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

       CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND (CONCLUDED)

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
UNITED KINGDOM -- (CONTINUED)
OIL & GAS -- 5.9%
    BP Amoco PLC ..........................         799,964      $   6,611,252
    Shell Transport & Trading Co.
       PLC ................................       1,447,798         12,006,998
                                                                 -------------
                                                                    18,618,250
                                                                 -------------
PHARMACEUTICALS -- 3.6%
    GlaxoSmithKline PLC(1) ................         415,576         11,418,368
                                                                 -------------
SOFTWARE -- 0.5%
    Logica PLC ............................          86,829          1,728,234
                                                                 -------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 3.2%
    Vodafone Group PLC ....................       3,728,636         10,096,911
                                                                 -------------
    TOTAL UNITED KINGDOM ..................                         76,815,993
                                                                 -------------
    TOTAL COMMON STOCKS
       (Cost $324,070,687) ................                        311,299,519
                                                                 -------------

PREFERRED STOCK -- 0.0%
ISRAEL -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
    Geotek Communications, Inc.
       Series M Cumulative Convertible
       Preferred Stock (Cost $6,000,000) ..             600                  0
                                                                 -------------
RIGHTS -- 0.0%
FRANCE -- 0.0%
BANKS -- 0.0%
    BNP Paribas SA Rts.(1) ................          16,020            132,589
                                                                 -------------
    TOTAL FRANCE ..........................                            132,589
                                                                 -------------
ITALY -- 0.0%
DIVERSIFIED TELECOMMUNICATIONS
   SERVICES -- 0.0%
    Olivetti SpA Rts.(1) ..................       2,457,963             11,302
    Olivetti SpA Rts.(1) ..................       2,457,963             19,213
                                                                 -------------
    TOTAL ITALY ...........................                             30,515
                                                                 -------------
    TOTAL RIGHTS
       (Cost $109,297) ....................                            163,104
                                                                 -------------
                                                   PAR
                                                  (000)              VALUE
                                              -------------      -------------
SHORT-TERM INVESTMENT -- 1.4%
    BBH Grand Cayman
       U.S. Dollar Time Deposit
       4.660% 03/01/01
       (Cost $4,370,000) ..................   $       4,370      $   4,370,000
                                                                 -------------
    TOTAL INVESTMENTS AT VALUE -- 99.8%
       (Cost $334,549,984(2)) .............                        315,832,623

    OTHER ASSETS IN EXCESS
       OF LIABILITIES -- 0.2% .............                            592,923
                                                                 -------------
    NET ASSETS -- 100.0% ..................                        316,425,546
                                                                 =============

(1) Non-Income Producing Security
(2) Cost for Federal Income tax purposes at February 28, 2001 is $343,221,996. The gross appreciation (depreciation) on a tax basis is as follows:

       Gross Appreciation .................................      $  15,543,382
       Gross Depreciation .................................        (42,932,755)
                                                                 -------------
       Net Depreciation ...................................      $ (27,389,373)
                                                                 =============

                 See Accompanying Notes to Financial Statements.

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                  March 19, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional U.S. Core Equity Fund (the "Fund") for the fiscal half-year ended February 28, 2001.

At February 28, 2001, the net asset value ("NAV") of the Fund's shares was $12.67, compared to an NAV of $20.59 on August 31, 2000. The Fund's total return was thus -18.48% (assuming the reinvestment of dividends and distributions totaling $4.45 per share). By comparison, the Standard & Poor's 500 Index (the "Index")(1) returned -17.84% during the same period.

We attribute the Fund's modest underperformance of its Index benchmark in the fiscal half-year primarily to our approach to two of the drivers of stock prices that form the basis of our stock selection discipline. In each case, stocks' actual movements were contrary to what we anticipated.

The first of these was leverage. We tended to avoid companies whose leverage (I.E., total indebtedness) was comparatively high as a result of our belief that the financial health -- and, therefore, the share price -- of such companies would deteriorate in an environment of slowing macroeconomic growth. This ended up detracting from overall performance, however, as stocks of leveraged companies tended to fare well amidst improving perceptions about the direction of interest rates.

The second driver was relative valuation, specifically in the form of the change in companies' ratio of total revenues to share price. Our analysis concluded that companies that could be expected to generate a rising ratio of this kind (I.E., their total revenues were growing more quickly than their share price) would outperform. Put simply, the opposite occurred.

Other drivers contributed more positively to the Fund's return. These were financial strength (in the form of net profit margins and inventory turnover) and relative valuation (as measured by ratios like earnings-to-price and book value-to-price). We chose to highlight companies with one or more of these attributes because they were more likely than not to hold their value, or even appreciate, in the period's climate of decelerating macroeconomic growth and high investor uncertainty. Our expectations in this regard proved accurate.

Viewed in terms of industry sectors, our stock selection during the fiscal half-year was most effective in health care, energy and financial services; and least favorable in capital goods, technology, utilities, telecommunications and basic materials.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equity Management Team

Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                     PORTFOLIO MANAGER'S LETTER (CONCLUDED)

PERFORMANCE

                                                                             ONE YEAR        FIVE YEARS       SINCE INCEPTION
                                                           SIX MONTHS       (3/1/00 --   (3/1/96-- 2/28/01)       8/31/94
                                                      (9/1/00 -- 2/28/01)    2/28/01)       (ANNUALIZED)        (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND(2)        (18.48)%         (10.33)%         +14.80%             +17.02%

STANDARD & POOR'S 500 INDEX(1)                              (17.84)%          (8.20)%         +15.91%             +18.00%
-----------------------------------------------------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

(2) Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 2000 but may be discontinued at any time.

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
COMMON STOCKS -- 99.4%
BANKS & SAVINGS & LOANS -- 7.5%
    Bank of America Corp. .................          41,400      $   2,067,930
    Bank of New York Co., Inc. ............          31,900          1,651,782
    Citigroup, Inc. .......................           6,500            319,670
                                                                 -------------
                                                                     4,039,382
                                                                 -------------
COMMUNICATIONS & MEDIA -- 3.4%
    Comcast Corp., Class A(1) .............          42,200          1,827,787
                                                                 -------------
COMPUTERS -- 8.7%
    EMC Corp.(1) ..........................          20,500            815,080
    McDATA Corp., Class A(1) ..............             754             13,478
    Microsoft Corp.(1) ....................          41,200          2,430,800
    Oracle Corp.(1) .......................          77,700          1,476,300
                                                                 -------------
                                                                     4,735,658
                                                                 -------------
CONGLOMERATES -- 7.8%
    General Electric Co. ..................          54,200          2,520,300
    Loews Corp. ...........................          15,700          1,706,119
                                                                 -------------
                                                                     4,226,419
                                                                 -------------
CONSUMER DURABLES -- 5.7%
    Ford Motor Co. ........................          46,000          1,279,260
    General Motors Corp. ..................          33,900          1,807,548
                                                                 -------------
                                                                     3,086,808
                                                                 -------------
ELECTRIC UTILITIES -- 1.3%
    Pinnacle West Capital Corp. ...........          15,700            729,265
                                                                 -------------
ELECTRONICS -- 5.1%
    Intel Corp. ...........................          56,300          1,608,069
    National Semiconductor Corp.(1) .......          56,200          1,147,604
                                                                 -------------
                                                                     2,755,673
                                                                 -------------
ENERGY -- 7.4%
    Apache Corp. ..........................           9,300            545,910
    Exxon Mobil Corp. .....................          21,300          1,726,365
    Royal Dutch Petroleum Co. ADR .........          29,700          1,732,401
                                                                 -------------
                                                                     4,004,676
                                                                 -------------
FINANCIAL SERVICES -- 8.7%
    J.P. Morgan Chase & Co. ...............          38,200          1,782,412
    Jefferson-Pilot Corp. .................          14,100            951,891
    MBIA, Inc. ............................          12,100            919,358
    St. Paul Co., Inc. ....................          22,400          1,036,896
                                                                 -------------
                                                                     4,690,557
                                                                 -------------
FOOD, BEVERAGE & TOBACCO -- 3.9%
    Anheuser-Busch Companies, Inc. ........          40,800          1,782,960
    Philip Morris Cos., Inc. ..............           6,400            308,352
                                                                 -------------
                                                                     2,091,312
                                                                 -------------
INDUSTRIAL MFG. & PROCESSING -- 0.5%
    Tyco International, Ltd. ..............           4,800            262,320
                                                                 -------------
OIL SERVICES -- 2.4%
    Occidental Petroleum Corp. ............          53,200          1,276,268
                                                                 -------------
                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
PHARMACEUTICALS -- 14.6%
    Biogen, Inc.(1) .......................          23,600      $   1,688,875
    Bristol-Myers Squibb Co. ..............          33,300          2,111,553
    Lilly (Eli) & Co. .....................          23,900          1,899,094
    Merck & Co., Inc. .....................          27,700          2,221,540
                                                                 -------------
                                                                     7,921,062
                                                                 -------------
PUBLISHING -- 3.2%
    Gannett Co., Inc. .....................          26,100          1,726,254
                                                                 -------------
RETAIL -- 2.8%
    Home Depot, Inc. ......................          23,000            977,500
    Kroger Co.(1) .........................          22,600            547,824
                                                                 -------------
                                                                     1,525,324
                                                                 -------------
TELECOMMUNICATIONS & EQUIPMENT -- 13.8%
    BellSouth Corp. .......................          39,100          1,640,636
    Cisco Systems, Inc.(1) ................          49,300          1,167,794
    Comverse Technology, Inc.(1) ..........          14,800          1,109,075
    QUALCOMM, Inc.(1) .....................          18,100            992,106
    Verizon Communications ................          25,200          1,247,400
    WorldCom, Inc.(1) .....................          59,700            992,512
    Yahoo!, Inc.(1) .......................          12,700            302,419
                                                                 -------------
                                                                     7,451,942
                                                                 -------------
TRANSPORTATION -- 2.6%
    Delta Air Lines, Inc. .................          33,900          1,427,868
                                                                 -------------
    TOTAL COMMON STOCKS
       (Cost $59,510,550) .................                         53,778,575
                                                                 -------------
                                                   PAR
                                                  (000)
                                              -------------
SHORT-TERM INVESTMENT -- 0.5%
    BBH Grand Cayman
       U.S. Dollar Time Deposit
       4.660% 03/01/01 ....................   $         262            262,000
       (Cost $262,000)                                           -------------

    TOTAL INVESTMENTS -- 99.9%
       (Cost $59,772,550(2))...............                         54,040,575
                                                                 -------------
    OTHER ASSETS IN EXCESS
       OF LIABILITIES -- 0.1%..............                             37,003
                                                                 -------------
    NET ASSETS -- 100.0%...................                      $  54,077,578
                                                                 =============

(1) Non-Income Producing Security

(2) Cost for Federal Income tax purposes at February 28, 2001 is $59,981,244. The gross appreciation (depreciation) on a tax basis is as follows:

          Gross Appreciation ..............................      $   2,424,150
          Gross Depreciation ..............................         (8,364,819)
                                                                 -------------
          Net Depreciation ................................      $  (5,940,669)
                                                                 =============

                            INVESTMENT ABBREVIATIONS

ADR .............................................. American Depository Receipt


                See Accompanying Notes to Financial Statements.

             CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                  March 19, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional U.S. Core Fixed Income Fund (the "Fund") for the fiscal half-year ended
February 28, 2001.

At February 28, 2001, the net asset value ("NAV") of the Fund's shares was $15.63, compared to an NAV of $14.95 on August 31, 2000. Assuming the reinvestment of dividends and distributions totaling $0.47 per share, the Fund's total return was 7.90%. By comparison, the Lehman Brothers U.S. Aggregate Bond Index (the "Index")(1) returned 7.50% during the same period.

In retrospect, we view the fiscal half-year as two distinct periods. The first of these, in which we underperformed, was devoted to laying the foundation for the second, in which our expectations came to fruition and we outperformed.

- PERIOD ONE: SEPTEMBER-NOVEMBER. By mid-2000, we had reached the conclusion that yield spreads (I.E., relative to comparable-maturity U.S. Treasury issues) for fixed income sectors like investment-grade corporates, high yield and emerging market debt (EMD) had become compellingly wide and more than adequate to justify larger exposure. We thus began to increase the Fund's holdings in each of these sectors in September and continued to do so in October and November.

     Unfortunately for the Fund's return, our timing was premature. Because poor trading liquidity in investment-grade and high yield corporates meant that building a portfolio allocation in individual names could easily take weeks or even months, we had to start buying bonds when prices reached our targets, which did not neatly coincide with the absolute bottom of the market cycle.

- PERIOD TWO: DECEMBER-FEBRUARY. The Fund's relative return began to reverse course in December, when consensus sentiment more closely matched up with our positioning of the portfolio.

We really hit our stride in January, though, as the turn of the calendar year brought with it a virtual broom of investor sentiment that swept out the old and brought in the new. Sparked by two half-point cuts in short-term U.S. interest rates, spread product (I.E., debt securities whose market valuation is driven by the difference, or spread between their yields and those of U.S. Treasuries) rallied vigorously in January and, to a lesser extent, in February as well. Investors' increased appetite for relatively risky assets meant much greater demand for the sectors that we favored. Aggregate spreads for investment-grade corporates, high yield and EMD all narrowed, and their prices surged accordingly.

As developments occur in the fixed income markets or here at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,


Credit Suisse Asset Management Fixed Income Management Team

Gregg M. Diliberto, Managing Director
Jo Ann Corkran, Managing Director
Jose A. Rodriguez, Director
Leland E. Crabbe, Director

            CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND
                   PORTFOLIO MANAGER'S LETTER (CONCLUDED)

PERFORMANCE

                                                                                                FIVE YEARS     SINCE INCEPTION
                                                         SIX MONTHS           ONE YEAR      (3/1/96 -- 2/28/01)    3/31/94
                                                    (9/1/00 -- 2/28/01) (3/1/00 -- 2/28/01)    (ANNUALIZED)      (ANNUALIZED)
------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED
  INCOME FUND (2)                                         +7.90%              +11.63%             +7.28%           +7.47%
LEHMAN BROS. U.S. AGGREGATE BOND INDEX (1)                +7.50%              +13.44%             +7.22%           +7.60%
------------------------------------------------------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/CorporateBond Index and the Lehman Brothers Mortgage-Backed Securities Index. The U.S. Aggregate Bond Index, includes U.S. Treasury and agency issues, corporatebond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service.

(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

            CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                             PAR
                                            (000)         VALUE
                                          ---------   --------------
CORPORATE BONDS -- 43.0%
AEROSPACE & DEFENSE -- 0.3%
   Boeing Co., Debentures
     7.250% 06/15/25 ..................   $      10   $       10,786
   Raytheon Co., Debentures
     7.200% 08/15/27 ..................       1,250        1,248,807
   Raytheon Co., Notes
     6.450% 08/15/02 ..................          15           15,122
   Sequa Corp., Senior Notes
     9.000% 08/01/09 ..................         280          284,900
   United Tech Corp.,
     Unsecured Notes
     6.625% 11/15/04 ..................          10           10,386
                                                      --------------
                                                           1,570,001
                                                      --------------
AUTOMOTIVE -- 2.8%
   Collins & Aikman Products Corp.,
     Company Guaranteed,
     Senior Subordinated Notes
     11.500% 04/15/06 .................         220          179,850
   DaimlerChrysler NA Holdings
     Corp., Company Guaranteed,
     Global Notes
     7.750% 01/18/11 ..................       1,290        1,289,530
     8.500% 01/18/31 ..................       2,615        2,617,644
   Delco Remy International, Inc.,
     Company Guaranteed
     10.625% 08/01/06 .................         115          107,525
   Ford Motor Co., Unsecured Notes
     7.450% 07/16/31 ..................       2,760        2,679,356
   General Motors Corp.,
     Global Notes
     7.200% 01/15/11 ..................       2,250        2,304,558
   General Motors Corp.,
     Unsecured Global Bonds
     6.750% 05/01/28 ..................       2,515        2,289,581
   Hayes Lemmerz International, Inc.,
     Series B, Company Guaranteed
     9.125% 07/15/07 ..................           5            3,450
     8.250% 12/15/08 ..................         205          134,275
   Visteon Corp., Global Senior Notes
     8.250% 08/01/10 ..................       1,205        1,253,454
                                                      --------------
                                                          12,859,223
                                                      --------------
BANKS & SAVINGS & LOANS -- 5.1%
   Bank of America Corp.,
     Global Notes
     7.875% 05/16/05 ..................         145          155,499
   Bank of America Corp.,
     Global Subordinated Notes
     7.800% 02/15/10 ..................       4,100        4,384,794
   Bank One Corp.,
     Global Subordinated Notes
     7.875% 08/01/10 ..................       1,200        1,299,764
   Bank United Corp.,
     Subordinated Notes
     8.875% 05/01/07 ..................       1,200        1,335,676
   Chase Manhattan Corp.,
     Global Subordinated Notes
     7.875% 06/15/10 ..................       1,240        1,363,214
   Citigroup, Inc.,
     Global Subordinated Notes
     7.250% 10/01/10 ..................         430          455,492
   Citigroup, Inc., Series F,
     Medium Term,
     Subordinated Notes
     6.375% 11/15/08 ..................          55           54,622
   Deutsche Bank Capital Funding
     Trust I, Rule 144A
     7.872% 12/29/49(1),(3)............       1,615        1,662,476
   First Republic Bank,
     Subordinated Notes
     7.750% 09/15/12 ..................       2,235        1,981,511
   First Union National Bank,
     Series BKNT,
     Global Subordinated Notes
     7.800% 08/18/10 ..................       1,340        1,440,631
   J.P. Morgan Chase & Co.,
     Global Subordinated Notes
     6.750% 02/01/11 ..................       1,600        1,637,485
   J.P. Morgan Chase & Co.,
     Subordinated Notes
     6.500% 08/01/05 ..................         275          281,663
   National Westminster Bank,
     Subordinated Notes
     7.375% 10/01/09 ..................         495          528,195
   Nordbanken, Rule 144A, Bonds
     8.950% 11/29/49(3),(4)............       1,460        1,600,926
   Santander Financial Issuances,
     Series VRN, Subordinated Notes
     7.788% 07/01/49(3),(4) ...........       1,000          860,000
   Sovereign Bancorp, Inc.,
     Senior Notes
     10.500% 11/15/06 .................         270          287,550
   Swedbank Securities, Inc.,
     Rule 144A, Bonds
     9.000% 12/29/49(3),(4)............       3,950        4,271,502
                                                      --------------
                                                          23,601,000
                                                      --------------
BROADCASTING -- 1.1%
   AT&T Corp. - Liberty Media,
     Debentures
     8.250% 02/01/30 ..................       1,155        1,073,082
   Clear Channel Communications,
     Inc., Company Guaranteed,
     Senior Notes
     8.000% 11/01/08 ..................         180          188,100

                 See Accompanying Notes to Financial Statements.

                                             PAR
                                            (000)         VALUE
                                          ---------   --------------
BROADCASTING -- (CONTINUED)
   Fox Sports Network LLC,
     Senior Notes
     8.875% 08/15/07 ..................   $   1,620   $    1,701,000
   Granite Broadcasting Corp.,
     Senior Subordinated Notes
     8.875% 05/15/08 ..................         130           87,750
   News America Holdings, Inc.,
     Company Guaranteed
     9.250% 02/01/13 ..................         600          674,548
   News America Holdings, Inc.,
     Debentures
     8.250% 08/10/18 ..................       1,255        1,263,941
                                                      --------------
                                                           4,988,421
                                                      --------------
BUILDING & BUILDING MATERIALS -- 0.1%
   Dayton Superior Corp.,
     Company Guaranteed Notes
     13.000% 06/15/09 .................         240          248,400
   KB Home, Senior
     Subordinated Notes
     9.500% 02/15/11 ..................         225          225,562
   Ryland Group, Senior Notes
     9.750% 09/01/10 ..................         155          159,650
                                                      --------------
                                                             633,612
                                                      --------------
BUSINESS SERVICES -- 0.1%
   La Petite Academy, Inc., Series B,
     Company Guaranteed Notes
     10.000% 05/15/08 .................         495          264,825
   Trico Marine Services, Inc.,
     Series G, Company
     Guaranteed Notes
     8.500% 08/01/05 ..................         240          239,400
                                                      --------------
                                                             504,225
                                                      --------------
CABLE -- 2.1%
   Adelphia Communications Corp.,
     Senior Notes
     8.875% 01/15/07 ..................         455          436,800
     8.750% 10/01/07 ..................         150          141,937
     10.875% 10/01/10 .................       1,270        1,343,025
   Adelphia Communications Corp.,
     Series B, Senior Notes
     9.250% 10/01/02 ..................         285          288,206
   Charter Communications Holdings
     LLC, Senior Discount Notes
     9.920% 04/01/11 ..................         115           79,925
   Charter Communications
     Holdings LLC, Senior Notes
     8.625% 04/01/09(1)................         410          398,725
   Charter Communications Holdings,
     Rule 144A, Senior Notes
     10.750% 10/01/09 .................         300          320,250
     11.125% 01/15/11 .................         795          848,662
   Coaxial Communications of
     Central Ohio, Inc.,
     Company Guaranteed
     10.000% 08/15/06 .................         315          313,425
   Comcast Cable Communications,
     Senior Notes
     6.750% 01/30/11 ..................       2,420        2,446,020
   CSC Holdings, Inc., Senior Notes
     7.875% 12/15/07 ..................         830          859,261
     7.250% 07/15/08 ..................         360          358,937
   Diamond Cable Communications
     PLC, Senior Discount Notes
     10.750% 02/15/07(1)...............         480          364,800
   DIVA Systems Corp., Series B,
     Senior Discount Notes
     12.625% 03/01/08(1)...............         238           67,830
   Echostar DBS Corp., Senior Notes
     9.250% 02/01/06 ..................         150          150,750
   Frontiervision Holdings LP,
     Senior Discount Notes
     11.080% 09/15/07(1)...............         250          243,750
   Insight Midwest, Senior Notes
     9.750% 10/01/09 ..................         175          183,312
   Intermedia Communications, Inc.,
     Series B, Senior Notes
     8.500% 01/15/08(1)................         220          217,250
   James Cable Partners LP, Series B,
     Senior Notes
     10.750% 08/15/04 .................         255          179,775
   Northland Cable Television,
     Company Guaranteed,
     Senior Subordinated Notes
     10.250% 11/15/07 .................         195          126,750
   Olympus Communications LP,
     Series B, Senior Notes
     10.625% 11/15/06 .................         113          115,260
   Rogers Communications, Inc.,
     Yankee Senior Notes
     9.125% 01/15/06 ..................         180          184,500
                                                      --------------
                                                           9,669,150
                                                      --------------
CHEMICALS -- 0.4%
   Huntsman ICI Chemicals LLC,
     Company Guaranteed
     10.125% 07/01/09 .................          10           10,400
   Lyondell Chemical Co., Series A,
     Secured
     9.625% 05/01/07 ..................          90           93,150
   Lyondell Chemical Co., Series B,
     Secured
     9.875% 05/01/07 ..................         105          108,675
   Rohm & Haas Co., Debentures
     7.850% 07/15/29 ..................       1,440        1,508,854
                                                      --------------
                                                           1,721,079
                                                      --------------

   See Accompanying Notes to Financial Statements.

                                              PAR
                                             (000)        VALUE
                                          ---------   --------------
COMPUTERS -- 0.0%
   PSInet, Inc., Series B, Senior Notes
     10.000% 02/15/05 .................   $     250   $       52,500
                                                      --------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
   Jackson Products, Inc., Series B,
     Company Guaranteed
     9.500% 04/15/05 ..................         355          317,725
   Scotts Co., Company Guaranteed
     8.625% 01/15/09 ..................         500          508,750
   Werner Holdings Co., Inc., Series A,
     Company Guaranteed
     10.000% 11/15/07 .................         250          240,625
                                                      --------------
                                                           1,067,100
                                                      --------------
ENERGY -- 3.1%
   AES Corp., Senior Notes
     8.875% 02/15/11 ..................         230          234,600
   Amerada Hess Corp., Bonds
     7.875% 10/01/29 ..................       1,580        1,716,275
   Bellwether Exploration Co.,
     Company Guaranteed
     10.875% 04/01/07 .................          85           83,725
   Calpine Corp., Senior Notes
     8.625% 08/15/10 ..................         405          415,965
     8.500% 02/15/11 ..................       1,120        1,140,940
   Chesapeake Energy Corp., Series B,
     Company Guaranteed
     9.625% 05/01/05 ..................         540          560,250
   CMS Energy Corp., Series B,
     Senior Notes
     6.750% 01/15/04 ..................         150          146,183
   Crown Central Petroleum,
     Senior Notes
     10.875% 02/01/05 .................         170          138,550
   Enron Corp., U.S. Domestic Notes
     7.875% 06/15/03 ..................       1,235        1,288,414
   Gothic Production Corp., Series B,
     Company Guaranteed
     11.125% 05/01/05 .................         265          287,525
   Keyspan Gas East, Medium
     Term Notes
     7.875% 02/01/10 ..................          10           10,995
   Kinder Morgan, Inc., Note
     6.300% 03/01/01 ..................          10           10,004
   Magnum Hunter Resources, Inc.,
     Company Guaranteed
     10.000% 06/01/07 .................         250          253,125
   North Atlantic Energy Corp.,
     Series A, 1st Mortgage
     9.050% 06/01/02 ..................       1,190        1,224,904
   Ocean Energy, Inc., Senior Notes
     7.875% 08/01/03 ..................         485          491,669
   Ocean Energy, Inc., Series B,
     Company Guaranteed
     8.375% 07/01/08 ..................         325          338,000
   Pacific Gas & Electric Co.,
     Rule 144A, Senior Notes
     7.375% 11/01/05 ..................       1,975        1,530,625
   Parker Drilling Co., Series D,
     Company Guaranteed
     9.750% 11/15/06 ..................          80           82,800
   Phillips Petroleum Co.,
     Global Notes
     8.500% 05/25/05 ..................         905          990,629
     8.750% 05/25/10 ..................       1,455        1,688,772
   Progress Energy, Inc.,
     Senior Notes
     6.750% 03/01/06 ..................       1,280        1,308,305
   Southwest Royalties, Inc., Series B,
     Company Guaranteed
     10.500% 10/15/04 .................         365          319,375
                                                      --------------
                                                          14,261,630
                                                      --------------
FINANCIAL SERVICES -- 8.9%
   Abbey National Capital Trust I,
     Company Guaranteed
     8.963% 12/29/49(1),(3) ...........       2,300        2,548,993
   American General Capital II,
     Company Guaranteed
     8.500% 07/01/30 ..................         170          184,462
   American General Corp., Notes
     7.500% 08/11/10 ..................         155          167,793
   American General Institute
     Capital Trust, Rule 144A,
     Company Guaranteed
     8.125% 03/15/46 ..................       1,060        1,078,779
   Bay View Capital Corp.,
     Subordinated Notes
     9.125% 08/15/07 ..................         825          577,500
   Citigroup, Inc., Global Notes
     6.500% 01/18/11 ..................         550          556,783
   Conseco Finance Trust III Bonds
     8.796% 04/01/27 ..................       1,610          909,650
   Conseco, Inc., Notes
     6.400% 02/10/03 ..................          10            8,550
     9.000% 10/15/06 ..................       5,900        4,941,250
   ERAC USA Finance Co.,
     Rule 144A, Notes
     8.250% 05/01/05 ..................         175          181,527
     7.950% 12/15/09 ..................       1,095        1,116,033
   Ford Motor Credit Co.,
     Global Bonds
     7.375% 02/01/11 ..................       1,635        1,671,626
   Ford Motor Credit Co.,
     Global Notes
     7.875% 06/15/10 ..................       3,475        3,668,731
   GE Global Insurance, Notes
     7.500% 06/15/10 ..................       1,750        1,908,881

                 See Accompanying Notes to Financial Statements.

                                             PAR
                                            (000)          VALUE
                                          ---------   --------------
FINANCIAL SERVICES -- (CONTINUED)
   Goldman Sachs Group, Inc.,
     Series EMTN, Global Senior
     Unsubordinated
     7.800% 01/28/10...................   $   1,260   $    1,364,216
   Industrial Credit & Investment
     Corp. of India, Series REGS,
     Notes
     7.550% 08/15/07...................          40           39,456
   ING Capital Funding Trust III,
     Global Perpetual Company
     Guaranteed
     8.439% 12/31/49(3)................       4,105        4,404,193
   John Hancock Global Funding II,
     Series 144A
     7.900% 07/02/10...................       4,555        5,055,235
   Lehman Brothers Holdings, Inc.,
     Global Notes
     6.625% 04/01/04...................       1,165        1,185,704
     8.250% 06/15/07...................         360          387,898
   Long Island Savings Bank FSB,
     Notes
     7.000% 06/13/02...................         500          509,915
   Merrill Lynch & Co., Inc.,
     Global Notes
     6.875% 11/15/18...................         850          851,264
   Morgan Stanley Dean Witter,
     Global Notes
     7.750% 06/15/05...................       4,690        5,033,303
   Potomac Capital Investment, Notes
     7.550% 11/19/01...................         470          478,618
   Prudential Insurance Co. of
     America, Rule 144A, Notes
     6.875% 04/15/03...................       1,600        1,638,618
   Sprint Capital Corp., Medium
     Term Notes,
     Company Guaranteed
     6.500% 11/15/01...................          10           10,101
   UBS Preferred Funding Trust I,
     Global Company Guaranteed
     8.622% 12/29/49(3),(4)............       1,135        1,251,769
   Wells Fargo & Co., Series MTNG,
     Notes
     6.875% 08/08/06...................          10           10,373
                                                      --------------
                                                          41,741,221
                                                      --------------
FOOD & BEVERAGE -- 1.6%
   Agrilink Foods, Inc.,
     Company Guaranteed
     11.875% 11/01/08..................         530          439,900
   Archibald Candy Corp.,
     Company Guaranteed
     10.250% 07/01/04..................         410          209,100
   Kroger Co., Company Guaranteed
     7.250% 06/01/09...................          15           15,542
   Kroger Co., Notes
     6.800% 12/15/18...................       2,235        2,113,631
   Kroger Co., Senior Notes
     7.650% 04/15/07...................       2,325        2,445,168
   Mrs. Fields Original Cookies Co.,
     Series B, Company Guaranteed
     10.125% 12/01/04..................         250          212,500
   Premier International Foods PLC,
     Yankee Senior Notes
     12.000% 09/01/09..................          90           85,950
   Safeway, Inc., Notes
     7.250% 09/15/04...................       1,000        1,044,629
   Safeway, Inc., Senior Notes
     6.850% 09/15/04...................         600          620,038
   Stater Brothers Holdings,
     Senior Notes
     10.750% 08/15/06..................         285          265,762
                                                      --------------
                                                           7,452,220
                                                      --------------
HEALTHCARE-- 0.2%
   Extendicare Health Services, Inc.,
     Company Guaranteed
     9.350% 12/15/07...................         210          174,825
   Fisher Scientific International,
     Senior Subordinated Notes
     9.000% 02/01/08...................         350          349,125
   Magellan Health Services, Inc.,
     Senior Subordinated Notes
     9.000% 02/15/08...................         260          243,100
   Tenet Healthcare Corp., Series B,
     Senior Subordinated Notes
     8.125% 12/01/08...................         250          254,687
                                                      --------------
                                                           1,021,737
                                                      --------------
INDUSTRIAL MFG. & PROCESSING -- 0.3%
   Applied Extrusion Technologies,
     Inc., Series B, Senior Notes
     11.500% 04/01/02..................         155          129,425
   Pinnicale Partners, Rule 144A,
     Senior Notes
     8.830% 08/15/04...................       1,195        1,241,475
                                                      --------------
                                                           1,370,900
                                                      --------------
LEISURE & ENTERTAINMENT -- 0.8%
   Regal Cinemas, Inc.,
     Senior Subordinated Notes
     9.500% 06/01/08(2)................         100           12,000
   Time Warner, Inc.,
     Company Guaranteed
     6.625% 05/15/29...................       1,360        1,257,898
   Time Warner, Inc., Debentures
     8.050% 01/15/16...................       2,273        2,570,579
                                                      --------------
                                                           3,840,477
                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                             PAR
                                            (000)          VALUE
                                          ---------   --------------
METALS & MINING -- 0.1%
   AK Steel Corp.,
     Company Guaranteed
     7.875% 02/15/09...................   $     300   $      282,000
   Gulf States Steel, Inc.,
     First Mortgage
     13.500% 04/15/03(2)...............         165            1,237
   Motors & Gears, Inc., Series D,
     Senior Notes
     10.750% 11/15/06..................         410          395,650
   Wheeling-Pittsburgh Corp.,
     Senior Notes
     9.250% 11/15/07(2)................          90            3,712
                                                      --------------
                                                             682,599
                                                      --------------
OIL & GAS EXPLORATION -- 1.7%
   Abraxas Petroleum Corp., Series B,
     Company Guaranteed
     12.875% 03/15/03..................         265          271,625
   Anadarko Petroleum Corp.,
     Debentures
     7.500% 10/15/26...................       2,270        2,349,879
   El Paso Energy Corp., Notes
     6.950% 12/15/07...................       1,900        1,952,470
   Enterprise Products Partners LP,
     Company Guaranteed
     7.500% 02/01/11...................       1,500        1,524,619
   Keyspan Corp., Notes
     8.000% 11/15/30...................       1,230        1,371,174
   Nuevo Energy Co., Rule 144A,
     Senior Subordinated Notes
     9.375% 10/01/10...................         215          212,312
   Western Gas Resources, Inc.,
     Company Guaranteed
     10.000% 06/15/09..................         175          185,062
                                                      --------------
                                                           7,867,141
                                                      --------------
PACKAGING & CONTAINERS -- 0.1%
   Crown Packaging, Ltd.,
     Yankee Senior Discount Notes
     14.000% 08/01/06(1)...............         550            7,562
   Four M Corp., Series B,
     Senior Notes
     12.000% 06/01/06..................         320          328,800
   Owens-Illinois, Inc., Senior Notes
     7.350% 05/15/08...................         270          211,950
                                                      --------------
                                                             548,312
                                                      --------------
PAPER & FORESTRY PRODUCTS -- 0.9%
   Abitibi-Consolidated, Inc.,
     Yankee Bonds
     8.300% 08/01/05...................       3,490        3,656,815
   Fort James Corp., Notes
     6.234% 03/15/01(4)................         350          349,811
                                                      --------------
                                                           4,006,626
                                                      --------------
   PHARMACEUTICALS -- 0.1%
   ICN Pharmaceuticals, Inc.,
     Rule 144A, Senior Notes
     8.750% 11/15/08...................         210          212,100
   ICN Pharmaceuticals, Inc.,
     Series B, Senior Notes
     9.250% 08/15/05...................         210          216,300
                                                      --------------
                                                             428,400
                                                      --------------
PUBLISHING & INFORMATION SERVICES -- 0.1%
   American Lawyer Media Holdings,
     Series B, Senior Discount Notes
     15.460% 12/15/08(1)...............         390          261,787
   Belo (A.H.) Corp., Debentures
     7.250% 09/15/27...................          10            8,832
   Hollinger International Publishing,
     Company Guaranteed
     8.625% 03/15/05...................         155          158,100
                                                      --------------
                                                             428,719
                                                      --------------
REAL ESTATE -- 0.3%
   EOP Operating LP, Notes
     6.376% 02/15/02...................       1,495        1,501,050
                                                      --------------
RESTAURANTS - HOTELS & CASINOS -- 2.3%
   AFC Enterprises, Senior
     Subordinated Notes
     10.250% 05/15/07..................         220          223,300
   Argosy Gaming Co.,
     Company Guaranteed
     10.750% 06/01/09..................          20           21,525
   Argosy Gaming Co., Rule 144A,
     Senior Subordinated Notes
     10.750% 06/01/09..................         220          236,775
   Aztar Corp., Senior
     Subordinated Notes
     8.875% 05/15/07...................         410          407,437
   Coast Hotels & Casinos, Inc.,
     Company Guaranteed
     9.500% 04/01/09...................         230          234,025
   Hard Rock Hotel, Inc., Series B,
     Senior Subordinated Notes
     9.250% 04/01/05...................          95           87,400
   Hilton Hotels Corp., Notes
     8.250% 02/15/11...................         900          906,075
   HMH Properties, Inc., Series C,
     Senior Notes
     8.450% 12/01/08...................         215          216,613
   Horseshoe Gaming Holdings,
     Series B, Company Guaranteed
     8.625% 05/15/09...................         300          299,250
   Isle of Capri Casinos, Inc.,
     Company Guaranteed
     8.750% 04/15/09...................         210          186,900
   ITT Corp.
     6.750% 11/15/05...................         895          880,929

                 See Accompanying Notes to Financial Statements.

                                            PAR
                                            (000)         VALUE
                                          ---------   --------------
RESTAURANTS - HOTELS & CASINOS -- (CONTINUED)
   Mandalay Resort Group, Senior
     Subordinated Notes
     9.250% 12/01/05...................   $     235   $      237,938
   MeriStar Hospitality Corp.,
     Rule 144A, Senior Notes
     9.000% 01/15/08...................         440          449,900
   MGM Mirage, Inc., Company
     Guaranteed
     9.750% 06/01/07...................       1,415        1,510,513
     8.500% 09/15/10...................       1,750        1,822,630
   Mohegan Tribal Gaming, Senior
     Subordinated Notes
     8.750% 01/01/09...................         275          280,500
   Park Place Entertainment, Senior
     Subordinated Notes
     7.875% 12/15/05...................       1,480        1,474,450
   Pinnacle Entertainment, Inc., Series B,
     Senior Subordinated Notes
     9.500% 08/01/07...................          80           79,600
   Sbarro, Inc., Company Guaranteed
     11.000% 09/15/09..................         440          466,400
   Station Casinos, Inc., Senior
     Subordinated Notes
     9.875% 07/01/10...................         500          526,250
                                                      --------------
                                                          10,548,410
                                                      --------------
RETAIL -- 2.0%
   Federated Department Stores,
     Debentures
     7.000% 02/15/28...................          15           13,973
   Kmart Corp., Series K-2, Pass Thru
     Certificates
     9.780% 01/05/20...................          50           47,649
   Levi Strauss & Co., Notes
     7.000% 11/01/06...................         465          406,875
   Pantry, Inc., Company Guaranteed
     10.250% 10/15/07..................          90           87,750
   Saks, Inc., Company Guaranteed
     7.000% 07/15/04...................       1,305        1,115,775
     7.250% 12/01/04...................          35           29,925
     8.250% 11/15/08...................       2,860        2,359,500
   Target Corp., Notes
     7.500% 08/15/10...................         405          443,803
   Wal-Mart Stores, Inc., Notes
     7.550% 02/15/30...................       2,625        2,993,400
   Wal-Mart Stores, Inc., Senior Notes
     6.550% 08/10/04...................       1,950        2,024,077
                                                      --------------
                                                           9,522,727
                                                      --------------
TELECOMMUNICATIONS -- 6.2%
   Alamosa PCS Holdings, Inc.,
     Company Guaranteed
     12.875% 02/15/10(1)...............         475          263,625
   AT&T Corp., Global Notes
     6.500% 03/15/29...................         750          633,578
   BellSouth Telecommunications,
     Inc., Debentures
     7.000% 12/01/95...................         255          239,250
   Centurytel, Inc., Series H, Global
     Senior Notes
     8.375% 10/15/10...................       1,200        1,275,708
   Cox Communications, Inc.
     7.750% 11/01/10...................       2,030        2,170,553
   Dobson Communications Corp.,
     Senior Notes
     10.875% 07/01/10..................         225          239,625
   Global Crossing Holdings, Ltd.,
     Yankee Company Guaranteed
     9.500% 11/15/09...................       2,480        2,467,600
   GT Group Telecom, Inc., Yankee
     Senior Discount Notes
     13.250% 02/01/10(1)...............         130           57,200
   GTE Corp. Verizion
     Communications
     6.940% 04/15/28...................         195          184,824
   Insight Midwest, Rule 144A,
     Senior Notes
     10.500% 11/01/10..................         230          247,250
   Intermedia Communications, Inc.,
     Senior Notes
     8.875% 11/01/07...................         440          434,500
   Intermedia Communications, Inc.,
     Series B, Senior Notes
     8.600% 06/01/08...................         480          474,000
   ITC Deltacom, Inc., Senior Notes
     11.000% 06/01/07..................         210          194,250
   IWO Holdings, Inc., Series UNIT
     14.000% 01/15/11..................          50           50,750
   Level 3 Communications, Inc.,
     Senior Notes
     9.125% 05/01/08...................         455          379,925
   MCI Communications Corp.,
     Notes 6.125% 04/15/02(4)..........       2,685        2,686,235
   McLeodUSA, Inc., Senior Notes
     8.125% 02/15/09...................         350          315,000
   Metromedia Fiber Network, Inc.,
     Series B, Senior Notes
     10.000% 11/15/08..................         475          447,094
   Nextel Communications, Inc.,
     Senior Discount Notes
     9.950% 02/15/08(1)................         295          223,463
   Nextel Communications, Inc.,
     Senior Notes
     9.375% 11/15/09...................       1,060          996,400
   Orange PLC, Yankee Senior Notes
     8.750% 06/01/06...................         840          861,000
     9.000% 06/01/09...................       1,550        1,612,000
   Pac-West Telecommunications, Inc.,
     Senior Notes
     13.500% 02/01/09..................         175          151,375

                 See Accompanying Notes to Financial Statements.

                                             PAR
                                            (000)         VALUE
                                          ---------   --------------
TELECOMMUNICATIONS -- (CONTINUED)
   Price Communications Wireless,
     Inc., Series B, Company
     Guaranteed 9.125% 12/15/06........   $     260   $      271,700
   Qwest Capital Funding, Inc.,
     Company Guaranteed
     6.875% 08/15/01...................       2,015        2,028,617
     6.500% 11/15/18...................       1,600        1,396,878
   Qwest Communications
     International, Inc., Series B,
     Senior Notes
     7.250% 11/01/08...................         290          290,920
   Sprint Capital Corp., Global,
     Company Guaranteed
     6.875% 11/15/28...................       2,735        2,309,757
   US Unwired, Inc., Series B,
     Company Guaranteed
     15.460% 11/01/09(1)...............         225          120,938
   Voicestream Wireless Corp.,
     Senior Discount Notes
     9.570% 11/15/09+..................       1,770        1,362,900
   Voicestream Wireless Corp.,
     Senior Notes
     10.375% 11/15/09..................         995        1,114,400
   Williams Communications Group,
     Inc., Senior Notes
     11.700% 08/01/08..................         400          378,000
     10.875% 10/01/09..................         410          369,000
   XM Satellite Radio, Inc.,
     Secured Notes
     14.000% 03/15/10..................         210          133,350
   XO Communications, Inc.,
     Senior Discount Notes
     10.500% 12/01/09..................       1,235        1,065,188
     12.125% 12/01/09(1)...............       2,265        1,121,175
   XO Communications, Inc.,
     Senior Notes
     9.625% 10/01/07...................          80           66,400
     10.750% 11/15/08..................         490          428,750
     10.750% 06/01/09..................          20           17,500
                                                      --------------
                                                          29,080,678
                                                      --------------
TEXTILES & APPAREL -- 0.1%
   Galey & Lord, Inc., Company
     Guaranteed
     9.125% 03/01/08...................         275          188,375
   Westpoint Stevens, Inc.,
     Senior Notes
     7.875% 06/15/05...................         330          278,850
                                                             467,225
                                                      --------------
TRANSPORTATION -- 0.7%
   CSX Corp., Debentures
     7.950% 05/01/27...................       1,890        1,973,867
   Norfolk Southern Corp., Bonds
     7.800% 05/15/27...................       1,305        1,366,433
                                                      --------------
                                                           3,340,300
                                                      --------------
UTILITIES -- 1.2%
   Cilcorp, Inc., Bonds
     9.375% 10/15/29...................       1,640        1,852,721
   CMS Energy Corp., Senior Notes
     7.500% 01/15/09...................         380          362,892
   Connecticut Light & Power Co.,
     Series C, 1st Mortgage
     7.750% 06/01/02...................         240          245,144
   Connecticut Light & Power Co.,
     Series D, 1st Mortgage
     7.875% 10/01/24...................         740          765,486
   Duke Energy Field Services, Notes
     7.500% 08/16/05...................       2,285        2,402,874
                                                      --------------
                                                           5,629,117
                                                      --------------
WASTE MANAGEMENT -- 0.1%
   Allied Waste NA, Series B, Company
     Guaranteed, Senior Notes
   7.875% 01/01/09.....................         265          256,388
                                                      --------------
   TOTAL CORPORATE BONDS
     (Cost $197,395,661)...............                  200,662,188
                                                      --------------
AGENCY NOTE -- 0.2%
   National Archive Facility Trust
     U.S. Government Guaranteed
     8.500% 09/01/19...................         660          778,359
                                                      --------------
   TOTAL AGENCY NOTE
     (Cost $778,212)...................                      778,359
                                                      --------------
ASSET BACKED SECURITIES -- 1.8%
   American Express Master Trust,
     Series 1994-3, Class A
     7.850% 09/15/04...................          65           69,577
   Chase Credit Card Master Trust,
     Series 1998-3, Class A
     6.000% 04/15/03...................          10           10,180
   Chase Credit Card Master Trust,
     Series 1999-3, Class A
     6.660% 09/15/04...................          15           15,606
   Green Tree Recreational, Equipment
     and Consumer Trust,
     Series 1997-C, Class A1
     6.490% 02/15/18...................         283          288,420
   Korea Asset Funding, Ltd.,
     Series 2000-1A, Class 1
     7.270% 02/12/09(4)................       1,100        1,091,750
   MBNA Master Credit Card Trust,
     Series 1997-I, Class A
     6.550% 01/15/07...................          10           10,373
   PECO Energy Transition Trust,
     Series 1999-A, Class A7
     6.130% 03/01/09...................       2,695        2,739,643
   PECO Energy Transition Trust,
     Series 2000-A, Class A4
     7.650% 03/01/10...................       4,000        4,363,560
                                                      --------------
   TOTAL ASSET BACKED SECURITIES
     (Cost $8,149,149).................                    8,589,109
                                                      --------------

                See Accompanying Notes to Financial Statements.

                                             PAR
                                            (000)        VALUE
                                          ---------   --------------
MORTGAGE-BACKED SECURITIES -- 38.1%
   Carousel Center Finance, Inc.,
     Series 1, Class C
     7.527% 11/15/07...................   $   3,599   $    3,646,181
   Collateralized Mortgage Obligation
     Trust, Series 54, Class C
     9.250% 11/01/13...................           1              624
   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3
     6.640% 09/17/10...................       7,485        7,725,871
   Conseco Finance, Series 2000-D,
     Class A4
     8.170% 12/15/25...................       1,820        1,921,148
   Contimortgage Home Equity Loan
     Trust, Series 1996-4, Class A8
     7.220% 01/15/28...................         880          906,095
   DLJ Commercial Mortgage Corp.,
     Series 1998-CG1, Class A1B
     6.410% 05/10/08...................       1,275        1,300,047
   Fannie Mae
     Various Pools:
     10.000% 02/01/05..................          73           79,593
     10.000% 01/01/10..................         517          554,142
     6.500% 08/01/13...................       4,506        4,556,935
     8.250% 12/25/21...................           7            7,117
     6.000% 01/01/30...................          32           31,369
     TBA
     6.500% 04/01/16...................       8,385        8,463,609
     7.000% 04/01/16...................      13,545       13,803,195
     7.000% 03/01/31...................      19,450       19,662,744
     7.500% 03/01/31...................      18,070       18,453,988
     8.000% 03/01/31...................      46,265       47,595,119
   Fannie Mae Global Bonds
     7.125% 02/15/05...................       9,240        9,867,322
   Freddie Mac, Global Notes
     6.625% 08/15/02...................         450          461,936
   Freddie Mac, Series Gold
     7.000% 12/01/09...................         114          115,996
   GE Capital Commercial Mortgage
     Corp., Series 2000-1, Class A2
     6.496% 12/15/10...................       4,535        4,614,583
   Ginnie Mae
     Various Pools:
     6.500% 09/15/03...................           2            2,270
     8.250% 08/15/04...................           0              195
     9.000% 11/15/04...................           0              323
     9.000% 12/15/04...................           0              390
     8.250% 04/15/06...................           1              579
     13.500% 07/15/14..................           1              858
     9.000% 12/15/16...................          23           24,466
     8.000% 04/15/17...................          54           56,098
     9.000% 08/15/21...................         269          280,339
     7.500% 09/15/30...................       7,202        7,382,101
     7.500% 10/15/30...................         348          356,937
     7.500% 12/15/30...................       4,314        4,421,831
   GMAC Commercial Mortgage
     Securities, Inc., Series 1997-C1,
     Class A2
     6.853% 09/15/06...................        $610   $      632,441
   GMAC Commercial Mortgage
     Securities, Inc., Series 1999-C2,
     Class A2
     6.945% 09/15/33...................         740          775,894
   Kmart Corp., Series 1995, Class K3,
     Pass Thru Certificates
     8.540% 01/02/15...................         911          787,538
   LB-UBS Commercial Mortgage Trust,
     Series 2000-C5, Class A2
     6.510% 11/15/10...................       4,570        4,674,904
   Merrill Lynch Mortgage Investors,
     Inc., Series 1999-C1, Class A2
     7.560% 09/15/09...................       2,815        3,032,794
   Nomura Asset Securities Corp.,
     Series 1998-D6, Class A1B
     6.590% 03/15/28...................       2,290        2,360,650
   NRG South Central LLC, Series A,
     Senior Notes
     8.962% 03/15/16...................       1,970        2,167,129
   Option One Mortgage Securities
     Corp., Series 1999-2, Class CTFS
     9.660% 06/25/29...................       1,377        1,370,859
   Option One Mortgage Securities
     Corp., Series 2000-1, Class CTFS
     9.850% 05/26/30...................       1,130        1,140,688
   Prudential Securities, Series 1999-C2,
     Class A2
     7.193% 04/15/09...................       1,125        1,192,992
   Salomon Brothers Mortgage
     Securities VII, Series 2000-C3,
     Class A2
     6.592% 10/18/10...................       2,010        2,058,556
   UCFC Home Equity Loan Trust,
     Series 1996-B1, Class A7
     8.200% 09/15/27...................         775          795,476
   UCFC Home Equity Loan Trust,
     Series 1998-A, Class A7
     6.870% 07/15/29...................         820          812,554
                                                      --------------
   TOTAL MORTGAGE-BACKED SECURITIES
     (Cost $175,552,479)...............                  178,096,476
                                                      --------------
FOREIGN BONDS -- 12.5%
   AXA, Global Subordinated Notes
     8.600% 12/15/30...................       1,990        2,170,573
   Barclays Bank PLC, Rule 144A,
     Perpetual Bonds
     8.550% 09/29/49(3),(4)............       2,250        2,481,817
   Baytex Energy, Ltd., Rule 144A,
     Senior Subordinated Notes
     10.500% 02/15/11..................         225          224,438

                 See Accompanying Notes to Financial Statements.

                                            PAR
                                           (000)           VALUE
                                          ---------   --------------
FOREIGN BONDS -- (CONTINUED)
   British Sky Broadcasting, Inc.,
     Yankee Company Guaranteed
     7.300% 10/15/06 ..................   $   1,055   $    1,029,730
   British Telecommunications PLC
     Global Bonds
     8.625% 12/15/30 ..................       1,400        1,470,725
   British Telecommunications PLC
     Global Notes
     7.625% 12/15/05 ..................       1,215        1,247,545
   Flextronics International, Ltd.,
     Yankee Senior Subordinated
     Notes
     9.875% 07/01/10 ..................         390          411,450
   Government of Bulgaria, Series A,
     Collateralized
     6.313% 07/28/24(4)................       1,350        1,015,875
   Government Trust Certificates,
     Series 1C, US Government
     Guaranteed
     9.250% 11/15/01 ..................         144          144,978
   Gulf Canada Resources, Ltd.,
     Yankee Notes
     7.125% 01/15/11 ..................       1,335        1,360,848
   Hidroelectrica Piedra del Aguila
     SA, Series QP, Collateral Trust
     8.250% 06/30/09 ..................         375          240,841
   HSBC Capital Funding LP,
     Rule 144A, Bank Guaranteed
     9.547% 12/31/49(3) ...............       2,540        2,927,982
   Koninklijke (Royal) KPN NV,
     Yankee Senior Unsubordinated
     8.000% 10/01/10 ..................         850          828,935
     8.375% 10/01/30 ..................       2,813        2,596,917
   Monumental Global Funding,
     Rule 144A, Secured
     6.050% 01/19/06 ..................       3,880        3,904,894
   National Republic of Bulgaria,
     Series A FLIRB, Collateralized
     3.000% 07/28/12(4) ...............       1,950        1,455,187
   Petroleum Geo-Services,
     Yankee Senior Notes
     7.125% 03/30/28 ..................       1,000          767,918
     8.150% 07/15/29 ..................         765          658,764
   Republic of Argentina, Series B,
     Global Bank Guaranteed
     0.000% 04/15/01 ..................       2,070        2,044,125
   Republic of Argentina,
     Series BT07, Bonds
     11.750% 05/21/03 .................       1,225        1,220,590
   Republic of Argentina, Global Bonds
     12.375% 02/21/12 .................          15           14,325
   Republic of Argentina, Series L-GL,
     Foreign Government Guaranteed
     7.563% 03/31/23(4)................         260          197,600
   Republic of Argentina, Series L-GP,
     Foreign Government Guaranteed
     6.000% 03/31/23 ..................       3,100        2,168,062
   Republic of Argentina, Series XW,
     Global Notes
     11.000% 12/04/05 .................         920          876,300
   Republic of Brazil, Series 20 YR,
     Bonds
     8.000% 04/15/14 ..................       2,592        2,055,874
     7.625% 04/15/24 ..................       2,810        2,163,700
   Republic of Philippines, Series B,
     Foreign Government Guaranteed
     6.500% 12/01/17 ..................       4,050        3,300,750
   Republic of Poland, Collateralized
     Par Bonds
     3.750% 10/27/24 ..................       2,595        1,835,962
   Republic of Turkey, Global Senior
     Unsubordinated
     11.875% 01/15/30 .................         800          646,000
   Rogers Cantel, Inc., Yankee Senior
     Subordinated Notes
     8.800% 10/01/07 ..................         230          233,450
   Royal Bank of Scotland Group PLC,
     Series 3, Purpetual Global Bonds
     7.816% 11/29/49(3)................       2,750        2,881,623
   Russian Federation, Rule 144A,
     Unsubordinated
     2.500% 03/31/30(3) ...............       5,075        2,068,063
   Russian Ministry of Finance,
     Series VI, Debentures
     3.000% 05/14/06 ..................       1,930          993,950
   Telefonica Europe BV, Global
     Company Guaranteed
     7.350% 09/15/05 ..................       2,795        2,895,109
     7.750% 09/15/10 ..................       2,600        2,734,550
   Tyco International Group SA,
     Yankee Company Guaranteed
     6.875% 01/15/29 ..................       2,095        2,028,924
   Vodafone Group PLC, Series B,
     Yankee Notes
     7.875% 02/15/30 ..................       2,690        2,873,458
                                                      --------------
   TOTAL FOREIGN BONDS
     (Cost $56,435,029) ...............                   58,171,832
                                                      --------------
U.S. TREASURY OBLIGATIONS -- 7.1%
U.S. TREASURY BILLS -- 0.3%
   U.S. Treasury Bills
     6.060% 03/01/01 ..................         620          620,000
     4.480% 08/23/01 ..................         910          890,094
                                                      --------------
                                                           1,510,094
                                                      --------------
U.S. TREASURY NOTES -- 6.8%
   U.S. Treasury Notes
     6.625% 04/30/02 ..................      11,550       11,823,619
     6.625% 05/31/02 ..................          15           15,377

                 See Accompanying Notes to Financial Statements.

       CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND (CONCLUDED)

                                            PAR
                                           (000)           VALUE
                                          ---------   --------------
U.S. TREASURY NOTES -- (CONTINUED)
     6.250% 06/30/02 ..................      $2,910   $    2,973,648
     5.750% 10/31/02 ..................          55           56,083
     5.500% 02/28/03 ..................       1,000        1,019,292
     5.875% 11/15/04 ..................         400          416,171
     7.500% 02/15/05 ..................           5            5,505
     6.500% 05/15/05 ..................       1,650        1,762,243
     6.750% 05/15/05 ..................       6,400        6,891,846
     5.750% 11/15/05 ..................         550          575,029
     6.625% 05/15/07 ..................         200          218,790
     5.500% 02/15/08 ..................       2,050        2,121,689
     5.000% 02/15/11 ..................       3,710        3,737,243
                                                      --------------
                                                          31,616,535
                                                      --------------
   TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $32,507,050) ...............                   33,126,629
                                                      --------------

                                           NUMBER
                                          OF SHARES
                                          ---------
RIGHTS/WARRANTS -- 0.0%
BUILDING & BUILDING MATERIALS-- 0.0%
   Capital Pacific Holdings Group,
     Inc., Wts., strike $3.40 expires
     May 2002 .........................       2,528           12,640
   Dayton Superior Corp. Wts.,
     Rule 144A, strike $0.01,
     expires June 2009 ................         240            4,830
                                                      --------------
                                                              17,470
                                                      --------------
CHEMICALS -- 0.0%
   Uniroyal Technology Corp. Wts.,
     strike $2.189, expires June 2003 .      10,800          140,400
                                                      --------------
FINANCIAL SERVICES -- 0.0%
   Mexican Value Recovery Rts.,
     expires June 2003 ................       1,000                0
                                                      --------------
RESTAURANTS - HOTELS & CASINOS -- 0.0%
 Checkers Drive-In Restaurants Wts.,
     strike $5.50, expires
     December 2020 ....................       2,642               82
                                                      --------------
TELECOMMUNICATIONS -- 0.0%
   GT Group Telecom, Inc. Wts.,
     Rule 144A, strike $0.00,
     expires February 2010 ............         130            6,461
                                                      --------------
   TOTAL RIGHTS/WARRANTS
     (Cost $25,478) ...................                      164,413
                                                      --------------
COMMON STOCKS -- 0.0%
PACKAGING & CONTAINERS -- 0.0%
   Crown Packaging Enterprises, Ltd.         45,544              455
                                                      --------------
TELECOMMUNICATIONS -- 0.0%
   Arch Wireless, Inc. ................      61,450           53,769
                                                      --------------
   TOTAL COMMON STOCKS
     (Cost $734,309) ..................                       54,224
                                                      --------------


                                           NUMBER
                                          OF SHARES       VALUE
                                          ---------   -------------
PREFERRED STOCKS -- 2.0%
FINANCIAL SERVICES -- 2.0%
   California Federal Capital Corp.,
     Series A
     9.125% ...........................     111,970   $    2,797,011
   Centaur Funding Corp.,
     Rule 144A
     9.080% ...........................       1,535        1,676,507
   Citigroup, Inc., Series F
     6.365% ...........................      26,550        1,233,247
   Citigroup, Inc., Series G
     6.213% ...........................      42,850        2,013,950
   Lehman Brothers Holdings, Inc.,
     Series C
     5.940% ...........................       7,600          313,120
   Lehman Brothers Holdings, Inc.,
     Series D
     5.670% ...........................      31,800        1,249,422
                                                       -------------
   TOTAL PREFERRED STOCKS
     (Cost $9,640,964) ............................        9,283,257
                                                       -------------

                                            PAR
                                           (000)
                                          ---------
SHORT-TERM INVESTMENT -- 17.1%
   BBH Grand Cayman
     U.S. Dollar Time Deposit
     4.660% 03/01/01
     (Cost $80,022,000) ...............   $  80,022       80,022,000
                                                      --------------
   TOTAL INVESTMENTS-- 121.8%
     (Cost $561,240,331(5)) ...........                  568,948,487
   LIABILITIES IN EXCESS
     OF OTHER ASSETS-- (21.8)%                          (101,695,547)
                                                      --------------
   NET ASSETS-- 100.0% ................               $  467,252,940
                                                      ==============

(1) Step Bond -- The interest rate as of February 28, 2001 is 0% and will reset to interest rate shown at a future date.

(2)  Security in default.

(3)  Illiquid security.

(4) Variable rate obligations -- The interest rate shown is the rate as of February 28, 2001.

(5) Cost for Federal Income tax purposes at February 28, 2001 is $561,474,194. The gross appreciation (depreciation) on a tax basis is as follows:

     Gross Appreciation ...........................   $   14,273,948
     Gross Depreciation ...........................       (6,799,655)
                                                      --------------
     Net Appreciation .............................   $    7,474,293
                                                      ==============

                            INVESTMENT ABBREVIATIONS

TBA ............................................... To Be Announced

                See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                  March 19, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional High Yield Fund(1) (the "Fund") for the fiscal half-year ended
February 28, 2001.

At February 28, 2001, the net asset value ("NAV") of the Fund's institutional shares was $12.91, compared to an NAV of $14.11 on August 31, 2000. Assuming distributions and the reinvestment of dividends totaling $0.72 per share, the institutional shares' total return was -3.26%. By comparison, the Credit Suisse First Boston Domestic+ High Yield Index(2) (the "Index") returned 0.77% during the same period.

Two factors were primarily responsible for the Fund's underperformance of the
Index:

- PREFERENCE FOR B-RATED ISSUES. Considering the high degree of investors' overall aversion to risk throughout 2000, it was not surprising that better-quality high yield paper (I.E., issues rated BB) significantly outperformed B-rated securities. This hurt the Fund's return, however, in that B-rated issues accounted for approximately two-thirds of the portfolio.

- OVERWEIGHT EXPOSURE TO TELECOMMUNICATIONS. In recent years, one of our core industry weightings has been an overweight position (I.E., relative to the Index) in telecommunications, whose long-term prospects we consider very bright. Unfortunately, most telecom debt -- which accounts for a significant portion of the high yield market's total capitalization -- suffered from sharp sell-offs in much of the fiscal half-year. Sentiment about telecom companies was generally unfavorable as a result of deteriorating operating conditions and a steeply higher need for new capital in many telecom subcategories.

On the positive side, several of our non-telecom industry allocations fared well. These notably included overweights in gaming, cable/media and energy. During the fiscal half-year, each of these sectors meaningfully outperformed the high yield market as a whole.

As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

[Note: high yield bonds are lower-quality debt instruments also known as "junk" bonds. Such bonds entail greater risk than those found in higher-rated securities.]

Sincerely yours,


Credit Suisse Asset Management High Yield Management Team

Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Philip L. Schantz, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director

                  CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                     PORTFOLIO MANAGER'S LETTER (CONCLUDED)

PERFORMANCE

                                                                                          FIVE YEARS       SINCE INCEPTION
                                                  SIX MONTHS          ONE YEAR        (3/1/96 -- 2/28/01)      2/26/93
                                             (9/1/00 -- 2/28/01) (3/1/00 -- 2/28/01)     (ANNUALIZED)        (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
CS INSTITUTIONAL HIGH YIELD FUND (1),(3)           (3.26)%            (7.38)%               +4.28%             +6.73%
CSFB DOMESTIC+ HIGH YIELD INDEX (2)                 +0.77%             +0.98%               +5.07%(4)          +7.10%(4)
---------------------------------------------------------------------------------------------------------------------------

(1) Name changed from Warburg Pincus High Yield Fund (institutional share class) effective December 20, 2000.

(2) The Credit Suisse First Boston Domestic+ High Yield Index is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor.

(3) Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 2000 but may be discontinued at any time.

(4) Includes returns for CSFB Global High Yield Index for all periods before 1/1/99 and returns for CSFB Domestic+ High Yield Index for all periods after 1/1/99.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND

                             SCHEDULE OF INVESTMENTS

                          FEBRUARY 28, 2001 (UNAUDITED)

                                                 PAR
                                                (000)       VALUE
                                               -------     --------
CORPORATE BONDS -- 90.8%

AEROSPACE & DEFENSE-- 0.2%
   K&F Industries, Inc., Series B,
     Senior Subordinated Notes
     9.250% 10/15/07 ....................   $   250     $    258,750
                                                          ----------
AUTOMOTIVE -- 2.0%
   Aetna Industries, Inc.,
     Senior Notes
     11.875% 10/01/06 ...................       500          202,500
   Cambridge Industries, Inc.,
     Series B, Company
     Guaranteed
     10.250% 07/15/07(2) ................       400          102,000
   Collins & Aikman Products
     Corp., Company Guaranteed,
     Senior Subordinated Notes
     11.500% 04/15/06 ...................       350          286,125
   Delco Remy International, Inc.,
     Company Guaranteed
     10.625% 08/01/06 ...................       280          261,800
   Hayes Lemmerz International,
     Inc., Series B, Company
     Guaranteed
     8.250% 12/15/08 ....................       150           98,250
   Hayes Wheels International,
     Inc., Series B, Company
     Guaranteed
     9.125% 07/15/07 ....................       350          241,500
   LDM Technologies, Inc.,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     10.750% 01/05/07 ...................       400          162,000
   Motor Coach Industries
     International, Inc.,
     Company Guaranteed
     11.250% 05/01/09 ...................       250           77,500
   Oxford Automotive, Inc.,
     Series D, Company
     Guaranteed, Senior
     Subordinated Notes
     10.125% 06/15/07 ...................       500          302,500
   Titan Wheel International,
     Inc., Senior Subordinated
     Notes
     8.750% 04/01/07 ....................       250          157,500
   United Rentals, Inc., Series B,
     Company Guaranteed,
     Senior Subordinated Notes
     9.250% 01/15/09 ....................       250          223,750
                                                          ----------
                                                           2,115,425
                                                          ----------
BANKS & SAVINGS & LOANS -- 0.5%
   Sovereign Bancorp, Inc.,
     Senior Notes
     10.500% 11/15/06 ...................       500          532,500
                                                          ----------
                                                Par
                                               (000)         Value
                                             --------      ---------
BROADCASTING-- 3.2%
   Allbritton Communications Co.,
     Series B, Senior
     Subordinated Debentures
     9.750% 11/30/07 .................... $     250   $      256,250
     8.875% 02/01/08 ....................       250          250,000
   Australis Holdings, Ltd.,
     Yankee Senior
     Discount Notes
     15.000% 11/01/02(2) ................       294               29
   Australis Media, Ltd., Unit,
     Yankee
     15.750% 05/15/03(2) ................       900            9,000
   Australis Media, Ltd.,
     Yankee Senior
     Discount Notes
     15.750% 05/15/03(2) ................        15                2
   Big City Radio, Inc.,
     Company Guaranteed
     11.250% 03/15/05 ...................       300          136,500
   Citadel Broadcasting Co.,
     Company Guaranteed,
     Senior Subordinated Notes
     9.250% 11/15/08 ....................       500          527,500
   Clear Channel Communications,
     Inc., Company Guaranteed,
     Senior Notes
     8.000% 11/01/08 ....................       260          271,700
   Emmis Communications Corp.,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     8.125% 03/15/09 ....................       250          240,000
   Granite Broadcasting Corp.,
     Senior Subordinated Notes
     9.375% 12/01/05 ....................       450          317,250
     8.875% 05/15/08 ....................       240          162,000
   Salem Communications Corp.,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     9.500% 10/01/07 ....................       400          400,000
   Sinclair Broadcast Group,
     Senior Subordinated Notes
     10.000% 09/30/05 ...................       400          392,000
   United International Holdings,
     Series B, Senior
     Discount Notes
     10.750% 02/15/08(1) ................       700          371,000
                                                         -----------
                                                           3,333,231
                                                         -----------
BUILDING & BUILDING MATERIALS -- 1.2%
   First Wave Marine, Inc.,
     Senior Notes
     11.000% 02/01/08(2) .................      150           12,750

             See Accompanying Notes to Financial Statements.

                                                PAR
                                               (000)       VALUE
                                              --------     -------
BUILDING & BUILDING MATERIALS -- (CONTINUED)

   IT Group, Inc., Series B,
     Company Guaranteed,
     Senior Subordinated Notes
     11.250% 04/01/09 ..................... $   250   $      216,250
   MMI Products, Inc., Series B,
     Senior Subordinated Notes
     11.250% 04/15/07 .....................     250          250,625
   Omega Cabinets, Ltd., Senior
     Subordinated Notes
     10.500% 06/15/07 .....................     400          403,000
   Pep Boys - Manny, Moe & Jack,
     Series A, Notes
     6.710% 11/03/04 ......................     500          326,496
                                                          ----------
                                                           1,209,121
                                                          ----------
BUSINESS SERVICES -- 0.3%
   Iron Mountain, Inc., Company
     Guaranteed
     8.750% 09/30/09 ......................     350          353,500
                                                          ----------
CABLE -- 13.7%
   Adelphia Communications
     Corp., Series B, Senior Notes
     10.500% 07/15/04 .....................     400          414,500
   Century Communications Corp.,
     Series B, Senior
     Discount Notes
     0.000% 01/15/08 ......................     500          235,000
   Charter Communications
     Holdings LLC, Senior
     Discount Notes
     9.920% 04/01/11(1) ...................     455          316,225
   Charter Communications
     Holdings LLC, Senior Notes
     8.625% 04/01/09 ......................     260          252,850
     10.250% 01/15/10 .....................     350          365,750
   Classic Cable, Company
     Guaranteed, Senior
     Subordinated Notes
     10.500% 03/01/10 .....................     500          282,500
   Coaxial Communications of
     Central Ohio, Inc.,
     Company Guaranteed
     10.000% 08/15/06(1) ..................     300          298,500
   Coaxial LLC, Company
     Guaranteed
     12.875% 08/15/08 .....................     400          294,000
   Comcast UK Cable Partners,
     Ltd., Senior Unsecured
     Discount Debentures
     11.200% 11/15/07 .....................     750          712,500
   CSC Holdings, Inc.,
     Senior Notes
     7.875% 12/15/07 ......................      85           87,997
     7.250% 07/15/08 ......................      35           34,897
   CSC Holdings, Inc., Senior
     Subordinated Debentures
     9.875% 02/15/13 ......................     500          537,500
   Diamond Cable
     Communications PLC,
     Senior Discount Notes
     10.750% 02/15/07 .....................      40           30,400
   Diamond Cable
     Communications PLC,
     Yankee Senior
     Discount Notes
     11.750% 12/15/05 .....................     500          492,500
   DIVA Systems Corp.,
     Series B, Senior
     Discount Notes
     12.625% 03/01/08(1) ..................   2,527          720,195
   Echostar DBS Corp.,
     Senior Notes
     9.375% 02/01/09 ......................     500          507,500
   Frontiervision Holdings LP,
     Senior Discount Notes
     11.875% 09/15/07(1) ..................     500          487,500
   Galaxy Telecom LP, Senior
     Subordinated Notes
     12.375% 10/01/05(2) ..................     500          212,500
   Golden Sky DBS, Inc., Series B,
     Senior Discount Notes
     13.500% 03/01/07(1) ..................     750          506,250
   Insight Communications Co.,
     Inc., Rule 144A, Senior
     Discount Notes
     12.250% 02/15/11(1) ..................     500          278,750
   Insight Midwest, Senior Notes
     9.750% 10/01/09 ......................     500          523,750
   Intermedia Communications,
     Inc., Series B, Senior
     Discount Notes
     11.250% 07/15/07(1) ..................   1,000          880,000
   International Cabletel, Inc.,
     Series A, Senior Notes
     12.750% 04/15/05 .....................     750          753,750
   International Cabletel, Inc.,
     Series B, Senior Notes
     11.500% 02/01/06 .....................     415          410,850
   James Cable Partners LP,
     Series B, Senior Notes
     10.750% 08/15/04 .....................     410          289,050
   Jones Intercable, Inc.,
     Senior Notes
     7.625% 04/15/08 ......................     500          526,875

                See Accompanying Notes to Financial Statements.

                                                 PAR
                                                (000)       VALUE
                                               -------     --------
CABLE-- (CONTINUED)
   Lenfest Communications, Inc.,
     Senior Notes
     8.375% 11/01/05.....................   $   300     $    326,625
   Mediacom LLC/Capital Corp.,
     Rule 144A, Senior Notes
     9.500% 01/15/13.....................       250          249,375
   Mediacom LLC/Capital Corp.,
     Senior Notes
     7.875% 02/15/11.....................       600          552,000
   Northland Cable Television,
     Company Guaranteed, Senior
     Subordinated Notes
     10.250% 11/15/07....................       250          162,500
   NTL, Inc., Series B,
     Senior Notes
     10.000% 02/15/07....................       250          236,250
   Pegasus Communications
     Corp., Series B,
     Senior Notes
     9.750% 12/01/06.....................       250          246,250
   Rogers Communications, Inc.,
     Yankee Senior Notes
     9.125% 01/15/06.....................       550          563,750
     8.875% 07/15/07.....................       250          255,000
   Telewest Communications
     PLC, Senior Discount
     Debentures
     11.000% 10/01/07....................       600          600,000
   Telewest Communications
     PLC, Senior Discount Notes
     9.250% 04/15/09.....................       500          307,500
   Telewest Communications PLC,
     Yankee Debentures
     9.625% 10/01/06.....................       250          242,500
   United Pan-Europe
     Communications NV,
     Series B, Yankee
     Senior Notes
     10.875% 11/01/07....................       350          281,750
                                                        ------------
                                                          14,475,589
                                                        ------------
CHEMICALS -- 1.2%
   Climachem, Inc., Series B,
     Company Guaranteed, Notes
     10.750% 12/01/07....................       250           76,875
   Huntsman Corp., Rule 144A,
     Senior Subordinated Notes
     9.500% 07/01/07.....................       250          213,750
   Laroche Industries, Inc.,
     Series B, Senior
     Subordinated Notes
     9.500% 09/15/07(2)..................       500           22,500
   Lyondell Chemical Co.,
     Series B, Secured
     9.875% 05/01/07.....................       360          372,600
   Philipp Brothers Chemicals,
     Inc., Company Guaranteed,
     Senior Subordinated Notes
     9.875% 06/01/08.....................       350          243,250
   Radnor Holdings, Inc., Series B,
     Company Guaranteed
     10.000% 12/01/03....................       250          214,062
   Sterling Chemical Holdings,
     Inc., Senior Discount Notes
     13.500% 08/15/08(1).................       700           98,000
                                                        ------------
                                                           1,241,037
                                                        ------------
CONSUMER PRODUCTS & SERVICES -- 2.6%
   Coinstar, Inc., Senior
     Discount Notes
     13.000% 10/01/06....................       525          522,375
   Drypers Corp., Series B,
     Senior Notes
     10.250% 06/15/07(2).................       400           28,000
   Holmes Products Corp.,
     Series D, Senior
     Subordinated Notes
     9.875% 11/15/07.....................       500          167,500
   Jackson Products, Inc.,
     Series B, Company
     Guaranteed
     9.500% 04/15/05.....................       450          402,750
   Jostens, Inc., Senior
     Subordinated Notes
     12.750% 05/01/10....................       500          516,250
   Packaged Ice, Inc., Series B,
     Company Guaranteed,
     Senior Notes
     9.750% 02/01/05.....................       500          442,500
   Scotts Co., Company
     Guaranteed
     8.625% 01/15/09.....................       430          437,525
   Werner Holdings Co., Inc.,
     Series A, Company
     Guaranteed
     10.000% 11/15/07....................       250          240,625
                                                        ------------
                                                           2,757,525
                                                        ------------
ELECTRONICS-- 1.2%
   Aavid Thermal Technologies,
     Inc., Company Guaranteed
     12.750% 02/01/07....................       250          206,250
   Ampex Corp., Series B,
     Senior Notes
     12.000% 03/15/03....................       250          101,250
   Elgar Holdings, Inc., Company
     Guaranteed, Senior Notes
     9.875% 02/01/08.....................       500          327,500
   Flextronics International, Ltd.
     9.875% 07/01/10.....................       500          527,500

                 See Accompanying Notes to Financial Statements.

                                                 PAR
                                                (000)       VALUE
                                               -------     --------
ELECTRONICS -- (CONTINUED)
   InterAct Operating Co., Senior
     Unsecured Notes
     14.000% 08/01/03....................   $   429     $     42,876
   Orbital Imaging Corp.,
     Series B, Senior Notes
     11.625% 03/01/05....................       500           62,500
                                                        ------------
                                                           1,267,876
                                                        ------------
ENERGY -- 7.0%
   Abraxas Petroleum Corp.,
     Series A, Company
     Guaranteed
     11.500% 11/01/04....................       500          455,000
   Bellwether Exploration Co.,
     Company Guaranteed
     10.875% 04/01/07....................       250          246,250
   BRL Universal Equipment,
     Rule 144A, Senior
     Secured Notes
     8.875% 02/15/08.....................       500          511,875
   Canadian Forest Oil, Ltd.,
     Company Guaranteed
     8.750% 09/15/07.....................       500          507,500
   Cliffs Drilling Co., Series B,
     Company Guaranteed
     10.250% 05/15/03....................       350          361,375
   Crown Central Petroleum,
     Senior Notes
     10.875% 02/01/05....................        20           16,300
   Eagle Geophysical, Inc.,
     Series B, Company
     Guaranteed
     10.750% 07/15/08....................       500           47,500
   Frontier Oil Corp.,
     Senior Notes
     11.750% 11/15/09....................       500          520,000
   HS Resources, Inc., Company
     Guaranteed, Senior
     Subordinated Notes
     9.250% 11/15/06.....................       400          413,000
   Key Energy Services, Inc.,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     14.000% 01/15/09....................       500          586,250
   Koppers Industry, Inc.,
     Company Guaranteed
     9.875% 12/01/07.....................       250          236,250
   Magnum Hunter Resources,
     Inc., Company Guaranteed
     10.000% 06/01/07....................       500          506,250
   Nuevo Energy Co., Series B,
     Senior Subordinated Notes
     9.500% 06/01/08.....................       500          498,750
   Ocean Energy, Inc.,
     Senior Notes
     7.875% 08/01/03.....................        30           30,412
   Parker Drilling Co., Series D,
     Company Guaranteed
     9.750% 11/15/06.....................       250          258,750
   Plains Resources, Inc.,
     Rule 144A, Company
     Guaranteed
     10.250% 03/15/06....................       250          252,500
   Plains Resources, Inc., Series B,
     Company Guaranteed,
     Senior Subordinated Notes
     10.250% 03/15/06....................       250          253,750
   Pogo Producing Co., Series B,
     Senior Subordinated Notes
     8.750% 05/15/07.....................       500          507,500
   Pride Petroleum Services, Inc.,
     Senior Notes
     9.375% 05/01/07.....................       300          313,500
   Southwest Royalties, Inc.,
     Series B, Company
     Guaranteed
     10.500% 10/15/04....................       300          262,500
   Universal Compression, Inc.,
     Senior Discount Notes
     9.875% 02/15/08(1)..................       500          427,500
   Wiser Oil Co., Company
     Guaranteed, Senior Notes
     9.500% 05/15/07.....................       250          215,000
                                                        ------------
                                                           7,427,712
                                                        ------------
FINANCIAL SERVICES -- 0.5%
   Ameriserve Finance Trust,
     Rule 144A, Senior
     Secured Notes
     12.000% 09/15/06(2).................       250           13,750
   Oglebay Norton Co.,
     Senior Subordinated Notes
     10.000% 02/01/09....................       250          232,500
   Polska Telefonica Cyfrowa
     International Finance II SA,
     Company Guaranteed
     11.250% 12/01/09....................       250          258,750
                                                        ------------
                                                             505,000
                                                        ------------
FOOD & BEVERAGE -- 3.7%
   Agrilink Foods, Inc., Company
     Guaranteed
     11.875% 11/01/08....................       250          207,500
   Archibald Candy Corp.,
     Company Guaranteed
     10.250% 07/01/04....................       320          163,200
   Aurora Foods, Inc., Series B,
     Senior Subordinated Notes
     9.875% 02/15/07.....................       600          460,500

                 See Accompanying Notes to Financial Statements.

                                                 PAR
                                                (000)       VALUE
                                               -------     --------
FOOD & BEVERAGE -- (CONTINUED)
   Eagle Family Foods, Inc.,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     8.750% 01/15/08.....................   $   350     $    208,250
   Fleming Cos., Inc., Series B,
     Company Guaranteed,
     Senior Notes
     10.500% 12/01/04....................       150          145,875
   Luigino's, Inc., Senior
     Subordinated Notes
     10.000% 02/01/06....................       500          427,500
   Mrs. Fields Holding Co.,
     Senior Discount Notes
     14.000% 12/01/05(1).................       200           91,000
   Mrs. Fields Original Cookies
     Co., Series B, Company
     Guaranteed
     10.125% 12/01/04....................       400          340,000
   National Wine & Spirits, Inc.,
     Company Guaranteed,
     Senior Notes
     10.125% 01/15/09....................       380          368,600
   New World Pasta Co.,
     Company Guaranteed,
     Senior Subordinated Notes
     9.250% 02/15/09.....................       250          113,750
   Premier International Foods
     PLC, Yankee Senior Notes
     12.000% 09/01/09....................       400          382,000
   Premium Standard Farm, Inc.,
     Senior Secured Notes PIK
     11.000% 09/17/03....................       501          475,818
   Pueblo Xtra International, Inc.,
     Senior Notes
     9.500% 08/01/03.....................       189           67,095
   Stater Brothers Holdings,
     Senior Notes
     10.750% 08/15/06....................       500          466,250
                                                        ------------
                                                           3,917,338
                                                        ------------
HEALTHCARE-- 2.6%
   Beverly Enterprises, Inc.,
     Company Guaranteed,
     Senior Notes
     9.000% 02/15/06.....................       400          401,000
   Extendicare Health Services,
     Inc., Company Guaranteed
     9.350% 12/15/07.....................       500          416,250
   Fountain View, Inc., Series B,
     Company Guaranteed,
     Senior Subordinated Notes
     11.250% 04/15/08....................       250          158,750
   InSight Health Services Corp.,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     9.625% 06/15/08.....................       400          394,000
   Paracelsus Healthcare Corp.,
     Senior Subordinated Notes
     10.000% 08/15/06(2).................       250          101,250
   Tenet Healthcare Corp., Senior
     Subordinated Notes
     8.625% 01/15/07.....................       250          258,437
   Triad Hospital Holdings, Inc.,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     11.000% 05/15/09....................       500          540,000
   Unilab Finance Corp.,
     Senior Subordinated Notes
     12.750% 10/01/09....................       400          448,500
                                                        ------------
                                                           2,718,187
                                                        ------------
INDUSTRIAL MFG. & PROCESSING-- 1.0%
   Applied Extrusion Technologies,
     Inc., Series B, Senior Notes
     11.500% 04/01/02....................       450          375,750
   Equinix, Inc., Senior Notes
     13.000% 12/01/07....................       450          312,750
   Holley Performance Products,
     Series B, Company
     Guaranteed, Senior Notes
     12.250% 09/15/07....................       250          187,500
   Jordan Industries, Inc., Series B,
     Senior Notes
     10.375% 08/01/07....................       250          213,750
                                                        ------------
                                                           1,089,750
                                                        ------------
LEISURE & ENTERTAINMENT-- 3.1%
   Ackerley Group, Inc., Series B,
     Senior Subordinated Notes
     9.000% 01/15/09.....................       350          337,750
   AMC Entertainment, Inc.,
     Senior Subordinated Notes
     9.500% 03/15/09.....................       250          203,750
   American Skiing Co., Series B,
     Senior Subordinated Notes
     12.000% 07/15/06....................       400          314,000
   AMF Bowling Worldwide, Inc.,
     Series B, Company
     Guaranteed, Senior Notes
     10.875% 03/15/06(2).................       350           52,062
   AMF Bowling Worldwide, Inc.,
     Series B, Senior
     Discount Notes
     12.250% 03/15/06(2).................       459           68,276

                 See Accompanying Notes to Financial Statements.

                                                 PAR
                                                (000)       VALUE
                                               -------     --------
LEISURE & ENTERTAINMENT -- (CONTINUED)
   Booth Creek Ski Holdings, Inc.,
     Series B, Company
     Guaranteed, Senior Notes
     12.500% 03/15/07....................   $   400     $    322,000
   Florida Panthers, Company
     Guaranteed, Senior
     Subordinated Notes
     9.875% 04/15/09.....................       250          251,250
   Imax Corp., Yankee
     Senior Notes
     7.875% 12/01/05.....................       500          317,500
   Intrawest Corp., Yankee
     Senior Notes
     9.750% 08/15/08.....................       250          256,875
   KSL Recreation Group, Inc.,
     Series B, Senior
     Subordinated Notes
     10.250% 05/01/07....................       250          252,500
   Pentacon, Inc., Series B,
     Company Guaranteed,
     Senior Subordinated Notes
     12.250% 04/01/09....................       350          183,750
   Regal Cinemas, Inc., Senior
     Subordinated Notes
     8.875% 12/15/10(2)..................       500           60,000
   SFX Entertainment, Inc.,
     Series B, Company
     Guaranteed
     9.125% 02/01/08.....................        75           82,125
   Six Flags, Inc., Senior Notes
     9.250% 04/01/06.....................       250          250,625
     9.750% 01/15/07.....................       250          271,250
                                                        ------------
                                                           3,223,713
                                                        ------------
METALS & MINING -- 2.3%
   AEI Resources, Inc., Rule 144A,
     Senior Subordinated Notes
     11.500% 12/15/06(2).................       400           22,000
   AK Steel Corp., Senior Notes
     9.125% 12/15/06.....................       250          249,062
   Algoma Steel, Inc., Yankee
     12.375% 07/15/05....................       250           88,750
   Golden Northwest Aluminum,
     Company Guaranteed
     12.000% 12/15/06....................       400          376,000
   Haynes International, Inc.,
     Senior Notes
     11.625% 09/01/04....................       250          150,000
   Kaiser Aluminum & Chemicals
     Corp., Series D,
     Senior Notes
     10.875% 10/15/06....................       250          238,750
   Metallurg, Inc., Series B,
     Company Guaranteed,
     Senior Notes
     11.000% 12/01/07....................       500          417,500
   Morris Materials Handling, Inc.,
     Company Guaranteed,
     Senior Notes
     9.500% 04/01/08(2)..................       250           11,250
   Motors & Gears, Inc., Series D,
     Senior Notes
     10.750% 11/15/06....................       550          530,750
   National Steel Corp., Inc.,
     Series D
     9.875% 03/01/09.....................       150           39,750
   Thermadyne Holdings Corp.,
     Senior Discount Debentures
     12.500% 06/01/08(1).................       250            4,687
   Weirton Steel Corp.,
     Senior Notes
     11.375% 07/01/04....................       350          113,750
   WHX Corp., Senior Notes
     10.500% 04/15/05....................       250          151,250
                                                        ------------
                                                           2,393,499
                                                        ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
   Knoll, Inc., Senior
     Subordinated Notes
     10.875% 03/15/06....................       325          334,750
                                                        ------------
PACKAGING & CONTAINERS--1.5%
   BPC Holding Corp., Series B,
     Senior Notes
     12.500% 06/15/06....................       484          244,579
   Crown Packaging, Ltd., Yankee
     Senior Discount Notes
     14.000% 08/01/06(1).................       775           10,656
   Four M Corp., Series B,
     Senior Notes
     12.000% 06/01/06....................       400          411,000
   Gaylord Container Corp.,
     Series B, Senior Notes
     9.375% 06/15/07.....................       350          246,750
   Owens-Illinois, Inc.,
     Senior Notes
     8.100% 05/15/07.....................       250          206,250
   Stone Container Corp.,
     Rule 144A, Senior Notes
     9.750% 02/01/11.....................       200          207,000
   Stone Container Finance Co.,
     Rule 144A, Company
     Guaranteed, Senior Notes
     11.500% 08/15/06....................       250          262,500
                                                        ------------
                                                           1,588,735
                                                        ------------

                 See Accompanying Notes to Financial Statements.

                                                 PAR
                                                (000)       VALUE
                                               -------     --------
PAPER & FORESTRY PRODUCTS -- 2.7%
   Ainsworth Lumber Co., Ltd.,
     Senior Notes
     12.500% 07/15/07....................   $   600     $    538,500
   Bear Island Paper Co. LLC,
     Series B, Senior Notes
     10.000% 12/01/07....................       200          185,000
   Crown Paper Co., Senior
     Subordinated Notes
     11.000% 09/01/05(2).................       500           13,750
   Doman Industries, Ltd.,
     Yankee Senior Notes
     8.750% 03/15/04.....................       500          272,500
   Maxxam Group Holdings, Inc.,
     Series B, Senior Notes
     12.000% 08/01/03....................       400          334,000
   Printpack, Inc., Series B, Senior
     Subordinated Notes
     10.625% 08/15/06....................       450          452,250
   Repap New Brunswick, Yankee
     Senior Notes
     10.625% 04/15/05....................       500          517,500
   Specialty Paperboard, Inc.,
     Senior Notes
     9.375% 10/15/06.....................       250          243,750
   Tembec Industries, Inc.,
     Company Guaranteed,
     Senior Notes
     8.625% 06/30/09.....................       250          255,625
                                                        ------------
                                                           2,812,875
                                                        ------------
PHARMACEUTICALS -- 0.5%
   ICN Pharmaceuticals, Inc.,
     Rule 144A, Senior Notes
     8.750% 11/15/08.....................       500          505,000
                                                        ------------
PUBLISHING & INFORMATION SERVICES-- 3.4%
   American Media Operations,
     Senior Subordinated Notes
     10.250% 05/01/09....................       250          259,375
   Gray Communications Systems,
     Inc., Company Guaranteed,
     Senior Subordinated Notes
     10.625% 10/01/06....................       200          201,000
   Hollinger International
     Publishing, Inc., Company
     Guaranteed
     9.250% 03/15/07.....................       250          255,000
   Liberty Group Publishing, Inc.,
     Senior Discount Notes
     11.625% 02/01/09(1).................       300          193,500
   Mail-Well, Inc., Series B,
     Company Guaranteed,
     Senior Subordinated Notes
     8.750% 12/15/08.....................       400          338,000
   MDC Communications Corp.,
     Yankee Senior
     Subordinated Notes
     10.500% 12/01/06....................       400          374,000
   Mentus Media Corp., Series B,
     Senior Secured Notes
     12.000% 02/01/03....................       663          265,200
   Nebraska Book Co.,
     Senior Subordinated Notes
     8.750% 02/15/08.....................       250          218,750
   Next Generation Network, Inc.,
     Series C, Secured Notes
     14.000% 02/01/03....................        46           21,824
   Phoenix Color Corp., Company
     Guaranteed, Senior
     Subordinated Notes
     10.375% 02/01/09....................       250          193,750
   Premier Graphics, Inc.,
     Company Guaranteed,
     Senior Notes
     11.500% 12/01/05(2).................       500           17,500
   Sun Media Corp.,
     Yankee Senior
     Subordinated Notes
     9.500% 02/15/07.....................       194          194,000
     9.500% 05/15/07.....................        65           65,000
   Tri-State Outdoor Media,
     Senior Notes
     11.000% 05/15/08....................       500          367,500
   World Color Press, Inc.,
     Senior Subordinated Notes
     8.375% 11/15/08.....................       250          258,125
   Ziff Davis Media, Inc.,
     Rule 144A, Senior
     Subordinated Notes
     12.000% 07/15/10....................       400          370,000
                                                        ------------
                                                           3,592,524
                                                        ------------
RESTAURANTS - HOTELS & CASINOS -- 10.2%
   AFC Enterprises, Senior
     Subordinated Notes
     10.250% 05/15/07....................       500          507,500
   American Restaurant Group,
     Inc., Series B, Company
     Guaranteed, Senior Notes
     11.500% 02/15/03....................       470          448,850
   Ameriking, Inc., Senior Notes
     10.750% 12/01/06....................       400          156,000
   Ameristar Casinos, Inc.,
     Rule 144A, Senior
     Subordinated Notes
     10.750% 02/15/09....................       300          308,250

                 See Accompanying Notes to Financial Statements.

                                      PAR
                                     (000)          VALUE
                                   ---------     ----------
RESTAURANTS - HOTELS & CASINOS -- (CONTINUED)
   Argosy Gaming Co.,
     Company Guaranteed
     10.750% 06/01/09 . . . . . .  $     500     $  538,125
   Aztar Corp., Senior
     Subordinated Notes
     8.875% 05/15/07. . . . . . .        250        248,437
   Capstar Hotel Co.,
     Senior Subordinated Notes
     8.750% 08/15/07. . . . . . .        250        241,250
   Carrols Corp., Company
     Guaranteed, Senior
     Subordinated Notes
     9.500% 12/01/08. . . . . . .        250        212,500
   Coast Hotels & Casinos, Inc.,
     Company Guaranteed
     9.500% 04/01/09. . . . . . .        250        254,375
   Fitzgeralds Gaming Corp.,
     Series B, Company
     Guaranteed
     12.250% 12/15/04(2). . . . .        250        145,000
   Hard Rock Hotel, Inc.,
     Series B, Senior
     Subordinated Notes
     9.250% 04/01/05. . . . . . .        500        460,000
   Harrahs Operating Co., Inc.,
     Company Guaranteed
     7.875% 12/15/05. . . . . . .        250        249,063
   Harvey Casino Resorts,
     Senior Subordinated Notes
     10.625% 06/01/06 . . . . . .        450        470,250
   HMH Properties, Inc., Series A,
     Company Guaranteed
     7.875% 08/01/05. . . . . . .        400        398,000
   HMH Properties, Inc., Series C,
     Senior Notes
     8.450% 12/01/08. . . . . . .        220        221,650
   Hollywood Park, Inc., Series B,
     Company Guaranteed
     9.250% 02/15/07. . . . . . .        500        492,500
   Horseshoe Gaming LLC,
     Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     9.375% 06/15/07. . . . . . .        500        515,000
   Isle of Capri Casinos, Inc.,
     Company Guaranteed
     8.750% 04/15/09. . . . . . .        250        222,500
   Jazz Casino Co. LLC, Senior
     Subordinated Notes PIK
     6.046% 11/15/09. . . . . . .        543         57,027
   Louisiana Casino Cruises, Inc.,
     Series B, Notes
     11.000% 12/01/05 . . . . . .        500        567,500
   Majestic Star Casino LLC Cap.,
     Series B, Company
     Guaranteed
     10.875% 07/01/06 . . . . . .        400        334,000
   Mandalay Resort Group,
     Senior Subordinated Notes
     9.250% 12/01/05. . . . . . .        480        486,000
   MGM Mirage, Inc.,
     Company Guaranteed
     9.750% 06/01/07. . . . . . .        500        533,750
   Mohegan Tribal Gaming,
     Senior Subordinated Notes
     8.750% 01/01/09. . . . . . .        500        510,000
   Park Place Entertainment,
     Senior Subordinated Notes
     7.875% 12/15/05. . . . . . .        250        249,063
   Peninsula Gaming LLC,
     Series B, Company
     Guaranteed Notes
     12.250% 07/01/06 . . . . . .        250        246,875
   Prime Hospitality Corp.
     9.250% 01/15/06. . . . . . .        250        260,000
   Sbarro, Inc., Company
     Guaranteed
     11.000% 09/15/09 . . . . . .        265        280,900
   Station Casinos, Inc.,
     Senior Subordinated Notes
     10.125% 03/15/06 . . . . . .        500        518,950
   Sun International Hotels,
     Company Guaranteed,
     Yankee Senior
     Subordinated Notes
     9.000% 03/15/07. . . . . . .        400        386,000
   Waterford Gaming LLC,
     Rule 144A, Senior Notes
     9.500% 03/15/10. . . . . . .        239        233,324
                                                 ----------
                                                 10,752,639
                                                 ----------

RETAIL -- 1.6%
   Advance Holding Corp.,
     Series B, Debentures
     12.875% 04/15/09(1). . . . .        500        278,125
   County Seat Stores, Inc., Units
     12.750% 11/01/04(2). . . . .        500             50
   Flooring America, Inc.,
     Series B, Company
     Guaranteed
     9.250% 10/15/07(2) . . . . .        370          7,394
   HMV Media Group PLC,
     Series B, Yankee Senior
     Subordinated Notes
     10.250% 05/15/08 . . . . . .        250        137,500

    See Accompanying Notes to Financial Statements.

                                      PAR
                                     (000)          VALUE
                                   ---------     ----------
RETAIL -- (CONTINUED)
   Jo-Ann Stores, Inc.,
     Company Guaranteed,
     Senior Subordinated
     10.375% 05/01/07 . . . . . .  $     250     $  188,750
   K Mart Corp., Debentures
     7.750% 10/01/12. . . . . . .        250        200,523
   Leslie's Poolmart, Senior Notes
     10.375% 07/15/04 . . . . . .        500        417,500
   NBTY, Inc., Series B, Senior
     Subordinated Notes
     8.625% 09/15/07. . . . . . .        250        212,500
   Pantry, Inc., Company
     Guaranteed
     10.250% 10/15/07 . . . . . .        260        253,500
                                                 ----------
                                                  1,695,842
                                                 ----------

TELECOMMUNICATIONS -- 20.3%
   Airgate PCS, Inc., Senior
     Subordinated Notes
     13.500% 10/01/09(1). . . . .        500        318,750
   AT&T Canada, Inc.,
     Yankee Senior
     Discount Notes
     10.750% 11/01/07(1). . . . .        400        366,000
   AT&T Canada, Inc.,
     Yankee Senior Notes
     12.000% 08/15/07 . . . . . .        400        444,000
   Call-Net Enterprises, Inc.,
     Yankee Senior
     Discount Notes
     10.800% 05/15/09(1). . . . .        450        110,250
   Call-Net Enterprises, Inc.,
     Yankee Senior Notes
     9.375% 05/15/09(1) . . . . .        400        146,000
   Carrier1 International SA,
     Series B, Senior Notes
     13.250% 02/15/09 . . . . . .        250        208,750
   Centennial Cellular Corp.,
     Senior Subordinated Notes
     10.750% 12/15/08 . . . . . .        400        405,000
   Clearnet Communications, Inc.
     Yankee Senior
     Discount Notes
     10.125% 05/01/09(1). . . . .        450        379,125
   Completel Europe NV, Series B,
     Company Guaranteed,
     Yankee Senior
     Discount Notes
     14.000% 02/15/09(1). . . . .      1,000        450,000
   Covad Communication Group,
     Inc., Senior Notes
     12.500% 02/15/09 . . . . . .        250         66,250
   Dobson Sygnet Communications
     Co., Senior Notes
     12.250% 12/15/08 . . . . . .        500        535,000
   Dolphin Telecom PLC, Series B,
     Yankee Senior
     Discount Notes
     14.000% 05/15/09(1). . . . .        500         47,500
   DTI Holdings, Inc., Series B,
     Senior Discount Notes
     12.500% 03/01/08(1). . . . .        250         97,500
   e.spire Communications, Inc.,
     Senior Discount Notes
     13.000% 11/01/05 . . . . . .        550        154,000
   Exodus Communications, Inc.,
     Senior Notes
     10.750% 12/15/09 . . . . . .        450        411,750
   Fairchild Semiconductor
     International, Inc.,
     Rule 144A, Senior
     Subordinated Notes
     10.500% 02/01/09 . . . . . .        500        502,500
   Focal Communications Corp.,
     Series B, Senior
     Discount Notes
     12.125% 02/15/08(1). . . . .        550        321,750
   Global Crossing Holdings, Ltd.,
     Company Guaranteed
     9.500% 11/15/09. . . . . . .        150        149,250
   Global Crossing Holdings, Ltd.,
     Company Guaranteed,
     Senior Notes
     9.625% 05/15/08. . . . . . .        350        350,000
   Global Crossing Holdings, Ltd.,
     Rule 144A, Senior
     Subordinated Notes
     8.700% 08/01/07. . . . . . .        500        487,500
   Globalstar LP, Senior Notes
     10.750% 11/01/04 . . . . . .        100         11,000
   GST Equipment Funding,
     Senior Notes
     13.250% 05/01/07(2). . . . .        250        143,750
   GST USA, Inc., Senior
     Discounts Notes
     13.875% 12/15/05(2). . . . .        500        207,500
   GT Group Telecom, Inc.,
     Yankee Senior
     Discount Notes
     13.250% 02/01/10(1). . . . .        500        220,000
   Hermes Europe Railtel BV,
     Yankee Senior Notes
     10.375% 01/15/09 . . . . . .        250        103,750
   Hyperion Telecommunications,
     Inc., Series B, Senior
     Discount Notes
     13.000% 04/15/03(1). . . . .        500        475,000
   Hyperion Telecommunications,
     Inc., Series B, Senior Notes
     12.250% 09/01/04 . . . . . .        250        246,250

   See Accompanying Notes to Financial Statements.

                                      PAR
                                     (000)          VALUE
                                   ---------     ----------
TELECOMMUNICATIONS -- (CONTINUED)
   ICG Holdings, Inc., Company
     Guaranteed, Senior
     Discount Notes
     12.500% 05/01/06(1,2). . . .  $     550     $   42,625
     11.625% 03/15/07(1,2)               300         28,500
   ICG Services, Inc., Senior
     Discount Notes
     10.000% 02/15/08(1,2). . . .        400         30,000
   Intercel, Inc., Senior
     Discount Notes
     12.000% 02/01/06 . . . . . .        500        517,500
   IPCS, Inc., Senior
     Discount Notes
     14.000% 07/15/10(1). . . . .        500        232,500
   ITC Deltacom, Inc.,
     Senior Notes
     11.000% 06/01/07 . . . . . .        193        178,525
   Knology Holdings, Inc.,
     Senior Discount Notes
     11.875% 10/15/07(1). . . . .        550        156,750
   L-3 Communications Corp.,
     Senior Subordinated Notes
     8.500% 05/15/08. . . . . . .        250        255,000
   Level 3 Communications, Inc.,
     Senior Discount Notes
     10.500% 12/01/08(1). . . . .        250        148,125
   McLeodUSA, Inc., Senior
     Discount Notes
     10.500% 03/01/07(1). . . . .        350        308,000
   McLeodUSA, Inc.,
     Senior Notes
     9.250% 07/15/07. . . . . . .        300        285,750
     8.125% 02/15/09. . . . . . .        190        171,000
     11.500% 05/01/09 . . . . . .        400        412,000
   Metromedia Fiber Network,
     Inc., Series B, Senior Notes
     10.000% 11/15/08 . . . . . .        410        385,913
   Metromedia International
     Group, Inc., Series B,
     Senior Discount Notes
     10.500% 03/30/02 . . . . . .      1,761        396,156
   Microcell Telecommunications,
     Inc., Series B, Yankee
     Senior Discount Notes
     14.000% 06/01/06(1). . . . .        500        502,500
   MJD Communications, Inc.,
     Series B, Senior
     Subordinated Notes
     9.500% 05/01/08. . . . . . .        250        218,750
   Motient Corp., Series B,
     Company Guaranteed
     12.250% 04/01/08 . . . . . .        250        112,500
   Nextel Partners, Inc.,
     Senior Discount Notes
     14.000% 02/01/09(1). . . . .        525        364,875
   Norampac, Inc., Yankee
     Senior Notes
     9.500% 02/01/08. . . . . . .        500        520,000
   Orange PLC, Yankee
     Senior Notes
     9.000% 06/01/09. . . . . . .        500        520,000
   Orion Network Systems, Inc.,
     Senior Notes
     11.250% 01/15/07 . . . . . .        300        151,500
   Pac-West Telecommunications,
     Inc., Senior Notes
     13.500% 02/01/09 . . . . . .        500        432,500
   Pagemart Nationwide, Inc.,
     Senior Discount Notes
     15.000% 02/01/05 . . . . . .        250        101,250
   Pagemart Wireless, Inc.,
     Senior Discount Notes
     11.250% 02/01/08(1). . . . .        250         31,250
   Price Communications
     Wireless, Inc., Senior
     Subordinated Notes
     11.750% 07/15/07 . . . . . .        250        281,250
   Price Communications
     Wireless, Inc., Series B,
     Company Guaranteed
     9.125% 12/15/06. . . . . . .        250        261,250
   Primus Telecommunications
     Group, Inc., Senior Notes
     11.250% 01/15/09 . . . . . .        350        131,250
   PSINet, Inc., Senior Notes
     11.500% 11/01/08 . . . . . .        250         55,000
   Quest Diagnostics, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     10.750% 12/15/06 . . . . . .        250        266,875
   Qwest Communications
     International, Inc.,
     Senior Discount Notes
     9.470% 10/15/07(1) . . . . .        750        720,000
   Qwest Communications
     International, Inc., Series B,
     Senior Discount Notes
     8.290% 02/01/08. . . . . . .        250        233,438
   Qwest Communications
     International, Inc., Series B,
     Senior Notes
     10.875% 04/01/07 . . . . . .        130        144,950
   RCN Corp., Senior Notes
     10.000% 10/15/07 . . . . . .        400        234,000
   RCN Corp., Series B, Senior
     Discount Notes
     9.800% 02/15/08(1) . . . . .        300        110,250

    See Accompanying Notes to Financial Statements.

                                      PAR
                                     (000)          VALUE
                                   ---------     ----------
TELECOMMUNICATIONS -- (CONTINUED)
   Rhythms Netconnections,
     Series B, Senior
     Discount Notes
     13.500% 05/15/08(1). . . . .  $     600     $   72,000
   RSL Communications PLC,
     Company Guaranteed,
     Yankee Senior Notes
     10.500% 11/15/08 . . . . . .        250          9,375
   Sprint Spectrum LP,
     Senior Notes
     11.000% 08/15/06 . . . . . .        500        536,875
   Startec Global Communications
     Corp., Senior Notes
     12.000% 05/15/08 . . . . . .        400        194,000
   TeleCorp PCS, Inc., Company
     Guaranteed, Senior
     Discount Notes
     11.625% 04/15/09(1). . . . .        200        146,000
   TeleCorp PCS, Inc., Company
     Guaranteed, Senior
     Subordinated Notes
     10.625% 07/15/10 . . . . . .        500        515,000
   Teligent, Inc., Senior Notes
     11.500% 12/01/07 . . . . . .        250         23,750
   Time Warner Telecom LLC,
     Senior Notes
     9.750% 07/15/08. . . . . . .        500        511,250
   Tritel PCS, Inc., Company
     Guaranteed, Senior
     Discount Notes
     12.750% 05/15/09(1). . . . .        500        363,750
   Triton PCS Holdings, Inc.,
     Company Guaranteed
     11.000% 05/01/08(1). . . . .        600        491,250
   US Unwired, Inc., Series B,
     Company Guaranteed
     13.375% 11/01/09(1). . . . .        500        268,750
   Viatel, Inc., Senior
     Discount Notes
     12.500% 04/15/08(1). . . . .        450         56,250
   Viatel, Inc., Senior Notes
     11.500% 03/15/09 . . . . . .        171         40,185
   Voicestream Wireless Corp.,
     Senior Discount Notes
     11.875% 11/15/09(1). . . . .         57         43,890
   Voicestream Wireless Corp.,
     Senior Notes
     10.375% 11/15/09 . . . . . .        450        504,000
   Williams Communications
     Group, Inc., Senior Notes
     10.700% 10/01/07 . . . . . .        500        465,000
   XM Satellite Radio, Inc.,
     Secured Notes
     14.000% 03/15/10 . . . . . .        250        158,750
   XO Communications, Inc.,
     Senior Discount Notes
     9.450% 04/15/08(1) . . . . .        500        300,000
   XO Communications, Inc.,
     Senior Notes
     12.500% 04/15/06 . . . . . .        200        190,000
     10.750% 11/15/08 . . . . . .        245        214,375
                                                 ----------
                                                 21,404,307
                                                 ----------

TEXTILES & APPAREL -- 1.7%
   Advanced Glass Fiber Yarns,
     Senior Subordinated Notes
     9.875% 01/15/09. . . . . . .        250        215,000
   BGF Industries, Inc., Series B,
     Senior Subordinated Notes
     10.250% 01/15/09 . . . . . .        250        233,750
   Galey & Lord, Inc., Company
     Guaranteed
     9.125% 03/01/08. . . . . . .        350        239,750
   HCI Direct, Inc., Senior
     Subordinated Notes
     13.750% 08/01/02 . . . . . .        400        322,000
   Phillips Van-Heusen, Senior
     Subordinated Notes
     9.500% 05/01/08. . . . . . .        250        253,750
   William Carter Co., Series A,
     Senior Subordinated Notes
     10.375% 12/01/06 . . . . . .        450        461,250
   Worldtex, Inc., Series B,
     Company Guaranteed,
     Senior Notes
     9.625% 12/15/07(2) . . . . .        250         41,250
                                                 ----------
                                                  1,766,750
                                                 ----------

TRANSPORTATION -- 0.7%
   Airtran Airlines, Inc., Series B,
     Company Guaranteed
     10.500% 04/15/01 . . . . . .        250        250,625
   Atlantic Express Transportation
     Corp., Company Guaranteed
     10.750% 02/01/04 . . . . . .        200        145,500
   Golden Ocean Group, Ltd.,
     Company Guaranteed
     10.000% 08/31/01(2). . . . .        457         71,978
   Kitty Hawk, Inc., Company
     Guaranteed
     9.950% 11/15/04(2) . . . . .        250         76,250
   Northwest Airlines, Inc.,
     Company Guaranteed,
     Senior Notes
     7.625% 03/15/05. . . . . . .         30         28,650

      See Accompanying Notes to Financial Statements.

                                      PAR
                                     (000)          VALUE
                                   ---------     ----------
TRANSPORTATION -- (CONTINUED)

   Pegasus Shipping Hellas,
     Series A, Company
     Guaranteed, Yankee
     Senior Notes
     11.875% 11/15/04(2). . . . .  $     500     $  202,500
                                                 ----------
                                                    775,503
                                                 ----------

UTILITIES -- 1.4%
   AES Corp., Senior Notes
     9.500% 06/01/09. . . . . . .        250        264,375
   Calpine Corp., Senior Notes
     7.750% 04/15/09. . . . . . .        550        538,313
   CMS Energy Corp.,
     Senior Notes
     7.500% 01/15/09. . . . . . .        500        477,489
   Integrated Electric Services,
     Inc., Series B, Company
     Guaranteed, Senior
     Subordinated Notes
     9.375% 02/01/09. . . . . . .        250        243,750
                                                 ----------
                                                  1,523,927
                                                 ----------

WASTE MANAGEMENT -- 0.2%
   Allied Waste NA, Series B,
     Company Guaranteed,
     Senior Notes
     7.875% 01/01/09. . . . . . .        200        193,500
                                                 ----------

   TOTAL CORPORATE BONDS
     (Cost $119,029,284)                         95,766,105
                                                 ----------

ASSET BACKED SECURITIES-- 0.4%
   Airplanes Pass Through Trust,
     Series 1, Class D,
     Company Guaranteed
     10.875% 03/15/19
     (Cost $592,620). . . . . . .        593        442,171
                                                 ----------


                                    NUMBER
                                   OF SHARES
                                   ---------

RIGHTS/WARRANTS -- 0.8%

BROADCASTING (0.0%)
   Australis Holdings, Ltd., Wts.,
     Rule 144A, strike $.20 expires
     Oct. 2001. . . . . . . . . .        294              3
   Source Media, Inc., Wts. strike
     $.01 expires Nov. 2007 . . .      5,588          3,492
                                                 ----------
                                                      3,495
                                                 ----------

BUILDING & BUILDING MATERIALS (0.1%)
   Capital Pacific Holdings Group,
     Inc., Wts., strike $3.40
     expires May 2002 . . . . . .     12,640         63,200
                                                 ----------

BUSINESS SERVICES (0.0%)
   InterAct Systems, Inc., Wts.
     strike $.01 expires
     Aug. 2003. . . . . . . . . .        700              7
                                                 ----------

CABLE -- 0.5%
   Classic Communications, Inc.,
     Rts., Rule 144A. . . . . . .      3,000              0
   DIVA Systems Corp. Wts.,
     Rule 144A, strike $.01 expires
   May 2006(3). . . . . . . . . .      2,250        438,750
   DIVA Systems Corp. Wts.,
     Rule 144A, strike $.01
     expires Mar. 2008(3) . . . .      7,581         64,439
                                                 ----------
                                                    503,189
                                                 ----------

CONSUMER PRODUCTS & SERVICES -- 0.0%
   Jostens, Inc., Wts. strike $0.01
     expires May 2010 . . . . . .        500         10,000
                                                 ----------

ELECTRONICS (0.0%)
   Aavid Thermal Technologies
     Wts. strike $.01 expires
     Feb. 2007. . . . . . . . . .        250          2,500
   Ampex Corp. Wts., Rule 144A,
     strike $2.25 expires
     Mar. 2003. . . . . . . . . .     17,000            170
   Orbital Imaging Corp. Wts.,
     Rule 144A, strike $1.00
     expires Mar. 2005. . . . . .        500              5
                                                 ----------
                                                      2,675
                                                 ----------

ENERGY -- 0.1%
   Abraxas Petroleum Corp.
     Rts. expires Nov. 2004 . . .     29,809          6,558
   Key Energy Services, Inc.,
     Wts. strike $4.88 expires
     Jan. 2009. . . . . . . . . .        750         60,000
                                                 ----------
                                                     66,558
                                                 ----------

FOOD & BEVERAGE -- 0.0%
   Mrs. Fields Holding Co. Wts.
     strike $.01 expires
     May 2005 . . . . . . . . . .        200          2,000
                                                 ----------

HEALTHCARE -- 0.0%
   Interact Electronic Marketing,
     Inc., Wts. strike $.01 expires
     Dec. 2009(3) . . . . . . . .        700              7
                                                 ----------

INDUSTRIAL MFG. & PROCESSING -- 0.0%
   Equinix, Inc., Wts. strike $.01
     expires Dec. 2007. . . . . .        450         31,500
   Metretek Technologies, Inc.,
     Wts. strike $4.00 expires
     Sep. 2003. . . . . . . . . .     15,000          1,875

   See Accompanying Notes to Financial Statements.

                                    NUMBER
                                   OF SHARES        VALUE
                                   ---------     ----------
INDUSTRIAL MFG. & PROCESSING -- (CONTINUED)
   Safelite Glass Corp., Class A
     Wts. expires Jan. 2010 . . .     21,345     $      213
   Safelite Glass Corp., Class B
     Wts. expires Jan. 2010 . . .     14,230            142
                                                 ----------
                                                     33,730
                                                 ----------

PUBLISHING & INFORMATION SERVICES -- 0.0%
   Mentus Media Corp. Wts. strike
     $0.01 Expire 02/01/08. . . .      1,391             14
                                                 ----------

TELECOMMUNICATIONS -- 0.1%
   Airgate PCS, Inc., Wts. strike
     $.01 expires Oct. 2009 . . .        500         50,000
   Carrier1 International Wts.
     expires Feb. 2009. . . . . .        500         38,500
   GT Group Telecom, Inc. Wts.,
     Rule 144A, strike $0.00,
     expires February 2010. . . .        500         24,849
   IPCS, Inc. strike $5.50 expires
     July 2010. . . . . . . . . .        500          9,750
   KMC Telecom Holdings, Inc.,
     Wts., Rule 144A strike $.01
     expires Apr. 2008. . . . . .        500          1,000
   McCaw International Wts. strike
     $36.45 expires Apr. 2007 . .        500         13,500
   Metricom, Inc., Wts. strike
     $87.00 expires Feb. 2010 . .        300             21
   Motient Corp. Wts., Rule 144A,
     strike $12.28 expires
     Apr. 2008. . . . . . . . . .        500          3,500
   Metromedics International, Inc.,
      Wts. strike $.01 expires
     June 2004. . . . . . . . . .      1,010             51
   Metromedics International, Inc.,
     Wts. strike $10.86 expires
     March 2003 . . . . . . . . .        642            542
   Metromedics International, Inc.,
      Wts. strike $10.86 expires
     March 2003 . . . . . . . . .        146            123
   Startec Global Communications
     Corp. Wts. strike $24.20
     expires May 2008 . . . . . .        400            260
   XM Satellite Radio, Inc., Wts.
     strike $49.50 expires
     Mar. 2010. . . . . . . . . .        250          3,750
                                                 ----------
                                                    145,846
                                                 ----------

TRANSPORTATION -- 0.0%
   Golden Ocean Group, Ltd.,
     strike $46.20 expires
     Aug. 2001. . . . . . . . . .        438              4
                                                 ----------

   TOTAL RIGHTS/WARRANTS
     (Cost $479,100). . . . . . .                   830,725
                                                 ----------

COMMON STOCKS -- 1.8%

CONSUMER PRODUCTS & SERVICES -- 0.1%
   Coinstar, Inc. . . . . . . . .      3,671         61,260
                                                 ----------

ENERGY -- 0.0%
   Metretek Technologies, Inc.. .     30,000         48,750
                                                 ----------

FOOD & BEVERAGE (0.0%)
   Aurora Foods, Inc.(1). . . . .     10,626         45,692
                                                 ----------

INDUSTRIAL MFG. & PROCESSING (1.0%)
   Grant Prideco, Inc.. . . . . .     15,162        277,010
   Safelite Glass Corp., Class B       8,710            435
   Safelite Realty Corp.. . . . .        588              6
   Weatherford International, Inc.    15,162        788,879
                                                 ----------
                                                  1,066,330
                                                 ----------

RETAIL (0.3%)
   Pathmark Stores, Inc.. . . . .     18,671        317,407
                                                 ----------

TELECOMMUNICATIONS (0.4%)
   AT&T Canada, Inc.. . . . . . .      1,370         41,100
   Completel Europe NV. . . . . .     50,000        187,500
   Globix Corp. . . . . . . . . .      8,448         32,736
   Intermedia Communications,
     Inc.(1). . . . . . . . . . .      4,917         77,750
   Loral Space & Communications,
     Ltd.(1). . . . . . . . . . .        181            671
   Microcell Telecommunications,
     Inc. . . . . . . . . . . . .      3,436         60,989
                                                 ----------
                                                    400,746
                                                 ----------

   TOTAL COMMON STOCKS
     (Cost $1,689,653)                            1,940,185
                                                 ----------

PREFERRED STOCKS -- 1.8%
BROADCASTING -- 0.0%
   Source Media, Inc.
     13.500%. . . . . . . . . . .     15,417         25,053
                                                 ----------

BUILDING & BUILDING MATERIALS -- 0.2%
   International Utility
     Structures Unit, Rule 144A
     13.000%. . . . . . . . . . .      3,500        175,000
   International Utility Structures,
     Rule 144A
     13.000%. . . . . . . . . . .      1,320         66,000
                                                 ----------
                                                    241,000
                                                 ----------

CABLE -- 0.1%
   Adelphia Business Solutions,
     Inc., Series B
     12.875%. . . . . . . . . . .          8          4,820
   DIVA Systems Corp., Series C
     0.000% . . . . . . . . . . .     11,890         35,670
                                                 ----------
                                                     40,490
                                                 ----------

       See Accompanying Notes to Financial Statements.

       CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND (CONCLUDED)

                                           NUMBER
                                         OF SHARES           VALUE
                                         ----------      ------------
ELECTRONICS --0.0%
   InterAct Electronic
     Marketing, Inc.
     8.000% .........................           700     $           7
                                                         ------------
ENERGY--0.1%
   Metretek Technologies, Inc.,
     Series B
     0.000% .........................           150           136,800
                                                         ------------
PACKAGING & CONTAINERS--0.0%
   Crown Packaging Enterprises, Ltd.
     0.000% .........................       100,847             1,008
                                                         ------------
RESTAURANTS - HOTELS & CASINOS -- 0.0%
   Ameriking, Inc.
     13.000% ........................         8,326             8,326
   Peninsula Gaming
     0.000% .........................         1,761            10,563
                                                         ------------
                                                               18,889
                                                         ------------

TELECOMMUNICATIONS--1.4%
   e.spire Communications, Inc. PIK
     12.750% ........................         1,445            97,538
   Intermedia Communications,
     Inc., Series E
     7.000% .........................        20,000           372,500
   Nextel Communications, Inc.,
     Series D PIK
     13.000% ........................           383           371,510
   Rural Cellular Corp., Series B PIK
     11.375% ........................         3,350           268,000
   XO Communications, Inc.
     14.000% ........................        10,400           332,800
                                                         ------------
                                                            1,442,348
                                                         ------------

   TOTAL PREFERRED STOCKS
     (Cost $3,746,898) ..............                       1,905,595
                                                         ------------
                                                PAR
                                               (000)           VALUE
                                          ----------     ------------
SHORT-TERM INVESTMENT --2.4%
   BBH Grand Cayman
     U.S. Dollar Time Deposit
     4.660% 03/01/01
     (Cost $2,473,000) ..............     $   2,473     $   2,473,000
                                                         ------------

   TOTAL INVESTMENTS-- 98.0%
     (Cost $128,010,555(4))..........                     103,357,781

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 2.0% ..........                       2,058,941
                                                         ------------
   NET ASSETS--100.0% ...............                   $ 105,416,722
                                                         ============

(1) Step Bond -- The interest rate as of February 28, 2001 is 0% and will reset to interest rate shown at a future date.

(2)  Security in default.

(3)  Illiquid security.

(4) Cost for Federal Income tax purposes at February 28, 2001 is $128,021,194. The gross appreciation (depreciation) on a tax basis is as follows:
       Gross Appreciation ...........................   $   4,489,249
       Gross Depreciation ...........................     (29,152,662)
                                                         ------------
       Net Depreciation .............................   $ (24,663,413)
                                                         ============
                            INVESTMENT ABBREVIATIONS

PIK......................................... Payment-in-kind

See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                          INTERNATIONAL      U.S. CORE     U.S. CORE FIXED    HIGH YIELD
                                                           GROWTH FUND      EQUITY FUND      INCOME FUND         FUND
                                                          -------------    -------------   ---------------  -------------
ASSETS

   Investments, at value (Cost - $334,549,984,
     $59,772,550, $561,240,331 and
     $128,010,555.respectively)........................   $ 315,832,623    $  54,040,575    $ 568,948,487    $ 103,357,781
   Deposits with brokers and custodian bank for
     futures contracts.................................              --               --            9,627               --
   Cash................................................              --              925          106,034           16,495
   Receivable for investments sold.....................       4,474,268               --       24,805,753               --
   Receivable for Fund shares sold.....................           1,085            7,156          369,890           11,342
   Receivable on open futures contracts................              --               --           20,724               --
   Dividends and interest receivable...................         882,427           90,803        6,063,631        2,367,134
   Prepaid expenses and other assets...................          38,622           20,335           34,804           30,375
                                                          -------------    -------------    -------------    -------------
     Total Assets......................................     321,229,025       54,159,794      600,358,950      105,783,127
                                                          -------------    -------------    -------------    -------------

LIABILITIES

   Due to custodian....................................          79,135               --               --               --
   Advisory fee payable................................         205,864           30,124          111,659           35,067
   Payable for Fund shares repurchased.................       3,793,277               --           11,285          235,123
   Payable for investments purchased...................         383,125               --      132,624,258               --
   Payable on open futures contracts...................              --               --          218,047               --
   Accrued expenses payable............................         342,078           52,092          140,761           96,215
                                                          -------------    -------------    -------------    -------------
     Total Liabilities.................................       4,803,479           82,216      133,106,010          366,405
                                                          -------------    -------------    -------------    -------------

NET ASSETS
   Capital stock, $0.001 par value.....................          24,091            4,266           29,900            8,162
   Paid-in capital.....................................     378,609,287       60,664,163      456,594,908      146,332,815
   Undistributed net investment income/(loss)..........        (335,135)          49,541        6,242,654        1,639,922
   Accumulated net realized loss from
     investments, futures and foreign currency
     related transactions, if any......................     (43,138,258)        (908,417)      (2,108,072)     (17,911,403)
   Net unrealized appreciation/(depreciation) on
     investments, futures and foreign currency
     translations, if any..............................     (18,734,439)      (5,731,975)       6,493,550      (24,652,774)
                                                          -------------    -------------    -------------    -------------
     Net Assets........................................   $ 316,425,546    $  54,077,578    $ 467,252,940    $ 105,416,722
                                                          =============    =============    =============    =============
INSTITUTIONAL SHARES

   Net assets..........................................   $ 316,425,546    $  54,077,578    $ 467,252,940    $ 105,416,722
                                                          -------------    -------------    -------------    -------------
   Shares outstanding..................................      24,090,681        4,266,636       29,900,228        8,162,424
                                                          -------------    -------------    -------------    -------------
   Net asset value, offering price and redemption price
     per share.........................................   $       13.13    $       12.67    $       15.63    $       12.91
                                                          =============    =============    =============    =============


                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                            INTERNATIONAL     U.S. CORE    U.S. CORE FIXED   HIGH YIELD
                                                             GROWTH FUND     EQUITY FUND     INCOME FUND        FUND
                                                           --------------  -------------   ---------------   -----------
INVESTMENT INCOME:
   Dividends ............................................. $  1,766,155    $    351,187    $    378,986    $     83,376
   Interest ..............................................      266,422          13,527      15,750,320       5,678,669
   Foreign taxes withheld ................................     (138,218)             --              --              --
                                                           ------------    ------------    ------------    ------------
     Total investment income .............................    1,894,359         364,714      16,129,306       5,762,045
                                                           ------------    ------------    ------------    ------------
EXPENSES:

   Investment advisory fees ..............................    1,602,529         222,155         833,303         365,508
   Administration fees ...................................      219,546          31,117         144,302          56,987
   Custodian fees ........................................      255,506          10,242          55,082          12,726
   Transfer agent fees ...................................       58,091          10,880          51,066          22,011
   Audit fees ............................................       22,151           7,864          11,881          10,384
   Printing fees .........................................       20,009          16,049          26,124          32,702
   Registration fees .....................................       14,019          15,398          19,564          27,620
   Interest expense ......................................       10,974             725              --          27,142
   Legal fees ............................................        8,536           2,887          10,081           3,672
   Directors fees ........................................        6,523           6,330           6,330           6,330
   Distribution fees .....................................           --              --              --          15,851
   Insurance expense .....................................           --           1,987           4,695           2,825
   Miscellaneous fees ....................................       11,544           2,589          10,407           6,307
                                                           ------------    ------------    ------------    ------------
                                                              2,229,428         328,223       1,172,835         590,065
   Less: fees waived and expenses reimbursed .............           --         (32,016)       (172,873)       (207,980)
                                                           ------------    ------------    ------------    ------------
     Total expenses ......................................    2,229,428         296,207         999,962         382,085
                                                           ------------    ------------    ------------    ------------
   Net investment income/(loss) ..........................     (335,069)         68,507      15,129,344       5,379,960
                                                           ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS:
   Net realized gain/(loss) from:
     Investments .........................................  (31,589,959)        205,410       7,936,381        (497,991)
     Futures transactions ................................           --              --         (60,908)             --
     Foreign currency transactions .......................     (816,824)             --             (78)             --
                                                           ------------    ------------    ------------    ------------
                                                            (32,406,783)        205,410       7,875,395        (497,991)
                                                           ------------    ------------    ------------    ------------
   Net change in unrealized appreciation/(depreciation):

     Investments .........................................  (59,510,127)    (12,735,417)     12,420,558      (8,756,082)
     Futures .............................................           --              --      (1,140,457)             --
     Translation of assets and liabilities in
        foreign currencies ...............................       43,563              --              86              --
                                                           ------------    ------------    ------------    ------------
                                                            (59,466,564)    (12,735,417)     11,280,187      (8,756,082)
                                                           ------------    ------------    ------------    ------------
   Net realized and unrealized gain/(loss) from
     investments and foreign currency transactions .......  (91,873,347)    (12,530,007)     19,155,582      (9,254,073)
                                                           ------------    ------------    ------------    ------------
   Net increase/(decrease) in net assets resulting
     from operations ..................................... $(92,208,416)   $(12,461,500)   $ 34,284,926    $ (3,874,113)
                                                           ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           INTERNATIONAL GROWTH FUND                U.S. CORE EQUITY FUND
                                                   ----------------------------------------  -------------------------------------
                                                   FOR THE SIX MONTHS        FOR THE YEAR    FOR THE SIX MONTHS    FOR THE YEAR
                                                          ENDED                 ENDED             ENDED               ENDED
                                                   FEBRUARY 28, 2001       AUGUST 31, 2000    FEBRUARY 28, 2001   AUGUST 31, 2000
                                                   -----------------      -----------------  -----------------   -----------------
                                                      (UNAUDITED)                                (UNAUDITED)
FROM OPERATIONS:
   Net investment income/(loss) .................. $        (335,069)     $      201,719     $          68,507   $         224,112
   Net realized and unrealized gain/(loss)
     from investments and foreign currency
     transactions ................................       (91,873,347)        113,102,713           (12,530,007)         14,833,339
                                                   -----------------      -----------------  -----------------   -----------------
   Net increase/(decrease) in net assets
     resulting from operations ...................       (92,208,416)        113,304,432           (12,461,500)         15,057,451
                                                   -----------------      -----------------  -----------------   -----------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
     Institutional Class shares ..................        (1,756,238)         (2,498,919)             (128,199)           (245,904)
     Common Class shares .........................                --                  --                    --                (309)
   Distributions from net realized capital gains:
     Institutional Class shares ..................      (119,091,123)        (98,708,550)          (14,288,404)         (9,910,582)
     Common Class shares .........................                --          (1,335,125)                   --             (21,417)
                                                   -----------------      -----------------  -----------------   -----------------
   Net decrease in net assets from dividends
     and distributions ...........................      (120,847,361)       (102,542,594)          (14,416,603)        (10,178,212)
                                                   -----------------      -----------------  -----------------   -----------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................        11,562,353         122,355,995             4,531,616          12,183,694
   Reinvestment of dividends and distributions ...       117,864,284          99,817,262            14,301,492          10,067,233
   Net asset value of shares redeemed ............      (105,859,577)       (410,914,402)           (6,220,608)        (29,001,914)
                                                   -----------------      -----------------  -----------------   -----------------
   Net increase/(decrease) in net assets from
     capital share transactions ..................        23,567,060        (188,741,145)(1)        12,612,500          (6,750,987)
                                                   -----------------      -----------------  -----------------   -----------------
   Total decrease in net assets ..................      (189,488,717)       (177,979,307)          (14,265,603)         (1,871,748)

NET ASSETS:
   Beginning of period ...........................       505,914,263         683,893,570            68,343,181          70,214,929
                                                   -----------------      -----------------  -----------------   -----------------
   End of period ................................. $     316,425,546      $  505,914,263     $      54,077,578   $      68,343,181
                                                   =================      =================  =================   =================
   Undistributed net investment income/(loss) .... $        (355,135)     $    1,680,030     $          49,541   $         109,232
                                                   =================      =================  =================   =================

(1) Includes redemption of $58,569,983 as a result of redemption in-kind on December 13, 1999.



                 See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           U.S. CORE FIXED INCOME FUND                     HIGH YIELD FUND
                                                      --------------------------------------    ------------------------------------
                                                      FOR THE SIX MONTHS     FOR THE YEAR       FOR THE SIX MONTHS    FOR THE YEAR
                                                             ENDED               ENDED                 ENDED              ENDED
                                                       FEBRUARY 28, 2001    AUGUST 31, 2000      FEBRUARY 28, 2001   AUGUST 31, 2000
                                                      -------------------  -----------------    -------------------  ---------------
                                                          (UNAUDITED)                              (UNAUDITED)
FROM OPERATIONS:
     Net investment income .......................... $      15,129,344    $     24,286,001    $       5,379,960    $    11,547,916
     Net realized and unrealized gain/(loss)
       from investments, futures and foreign
       currency transactions ........................        19,155,582             379,890           (9,254,073)        (9,171,599)
                                                      -----------------    -----------------   -----------------    ----------------
     Net increase/(decrease) in net assets
       resulting from operations ....................        34,284,926          24,665,891           (3,874,113)         2,376,317
                                                      -----------------    -----------------   -----------------    ----------------
FROM DIVIDENDS AND DISTRIBUTIONS:
     Dividends from net investment income:
       Institutional Class shares ...................       (13,951,724)        (24,101,562)          (4,786,600)        (9,960,821)
       Common Class shares ..........................                --              (3,752)            (986,354)        (2,320,739)
     Distributions from net realized capital gains:

       Institutional Class shares ...................                --            (369,326)                  --                 --
       Common Class shares ..........................                --                (120)                  --                 --
                                                      -----------------    -----------------   -----------------    ----------------
     Net decrease in net assets from dividends
       and distributions ............................       (13,951,724)        (24,474,760)          (5,772,954)       (12,281,560)
                                                      -----------------    -----------------   -----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares ...................        28,152,815         196,045,899           29,003,457         56,602,494
     Reinvestment of dividends and distributions ....        13,494,964          23,071,684            5,016,035         10,512,868
     Net asset value of shares redeemed .............       (35,072,667)       (129,911,699)         (34,815,230)       (70,503,501)
                                                      -----------------    -----------------   -----------------    ----------------
     Net increase/(decrease) in net assets from
       capital share transactions ...................         6,575,112          89,205,884             (795,738)        (3,388,139)
                                                      -----------------    -----------------   -----------------    ----------------
     Total increase/(decrease) in net assets ........        26,908,314          89,397,015          (10,442,805)       (13,293,382)

NET ASSETS:

     Beginning of period ............................       440,344,626         350,947,611          115,859,527        129,152,909
                                                      -----------------    -----------------   -----------------    ----------------
     End of period .................................. $     467,252,940    $    440,344,626    $     105,416,722    $   115,859,527
                                                      =================    =================   =================    ================
     Undistributed net investment income ............ $       6,242,654    $      5,065,034    $       1,639,922    $     2,032,917
                                                      =================    =================   =================    ================



                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS

                            INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

(FOR A INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED
                                               FEBRUARY 28,                  FOR THE YEAR ENDED AUGUST 31,
                                                  2001       ------------------------------------------------------------------
                                               (UNAUDITED)      2000          1999          1998          1997          1996
                                               ----------    ----------    ----------    ----------    ----------    ----------
PER-SHARE DATA
Net asset value, beginning
  of period .................................  $    23.61    $    23.47    $    22.70    $    22.22    $    19.41    $    18.24
                                               ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment income/
    (loss) ..................................       (0.01)         0.05          0.14          0.15          0.18          0.19
  Net gain/(loss) on investments
    and foreign currency
    transactions (both realized
    and unrealized) .........................       (4.09)         4.19          2.90          3.26          2.89          1.05
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      activities ............................       (4.10)         4.24          3.04          3.41          3.07          1.24
                                               ----------    ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income ..................................       (0.09)        (0.10)        (0.28)      --              (0.26)        (0.07)
  Distributions from net realized
    gains ...................................       (6.29)        (4.00)        (1.99)        (2.93)      --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total dividends and
      distributions .........................       (6.38)        (4.10)        (2.27)        (2.93)        (0.26)        (0.07)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ..............  $    13.13    $    23.61    $    23.47    $    22.70    $    22.22    $    19.41
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return ................................    (20.21)%(1)      17.81%        13.88%        16.74%        15.93%         6.81%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ............................    $316,426      $505,914      $675,118      $623,482      $568,510      $682,271
  Ratio of expenses to average
    net assets ..............................        1.11%(2)      1.07%         1.21%         1.14%         1.16%         1.19%
  Ratio of net investment income/
    (loss) to average net assets ............      (0.17)%(2)      0.04%         0.60%         0.72%         0.71%         0.84%
  Decrease reflected in above
    operating expense ratios due to
    waivers/reimbursements ..................          --            --          0.01%         0.09%         0.09%         0.03%
Portfolio turnover rate .....................          58%          128%          182%          141%          126%           86%
------------------------------------------------------------------------------------------------------------------------------------

(1) Not Annualized.

(2) Annualized.

(3) Redemption fees not reflected in total return.


                 See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE INSTITUTIONAL FUNDS

                              U.S. CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(FOR A INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED
                                               FEBRUARY 28,                  FOR THE YEAR ENDED AUGUST 31,
                                                  2001       ------------------------------------------------------------------
                                               (UNAUDITED)      2000          1999          1998          1997          1996
                                               ----------    ----------    ----------    ----------    ----------    ----------
PER-SHARE DATA
Net asset value, beginning of period ........  $    20.59    $    19.58    $    21.73    $    24.40    $    19.05    $    17.86
                                               ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:

  Net investment income .....................        0.02          0.07          0.07          0.01          0.14          0.20
  Net gain/(loss) on investments
    (both realized and unrealized) ..........       (3.49)         3.99          7.56          0.88          6.82          2.81
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment activities ........       (3.47)         4.06          7.63          0.89          6.96          3.01
                                               ----------    ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income ..................................       (0.04)        (0.07)        (0.04)        (0.13)        (0.20)        (0.21)
  Distributions from net realized
    gains ...................................       (4.41)        (2.98)        (9.74)        (3.43)        (1.41)        (1.61)
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total dividends and distributions .......       (4.45)        (3.05)        (9.78)        (3.56)        (1.61)        (1.82)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ..............  $    12.67    $    20.59    $    19.58    $    21.73    $    24.40    $    19.05
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return ................................    (18.48)%(1)      22.90%        38.07%         3.18%        38.32%        17.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ............................     $54,078       $68,343       $70,081       $63,514       $86,182       $59,015
  Ratio of expenses to average net
    assets ..................................       1.00%(2)      1.00%         0.99%         1.00%         1.00%         1.00%
  Ratio of net investment income to
    average net assets ......................       0.23%(2)      0.32%         0.32%         0.23%         0.67%         1.25%
  Decrease reflected in above
    operating expense ratios due
    to waivers/reimbursement ................       0.11%(2)      0.14%         0.23%         0.18%         0.18%         0.34%
Portfolio turnover rate .....................         32%           97%          110%          164%           93%          127%
------------------------------------------------------------------------------------------------------------------------------------

(1) Not Annualized.

(2) Annualized.


                See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE INSTITUTIONAL FUNDS

                           U.S. CORE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS

(FOR A INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED
                                               FEBRUARY 28,                   FOR THE YEAR ENDED AUGUST 31,
                                                   2001      ------------------------------------------------------------------
                                               (UNAUDITED)      2000          1999          1998          1997          1996
                                               ----------    ----------    ----------    ----------    ----------    ----------
PER-SHARE DATA
Net asset value, beginning of period ........  $    14.95       $ 15.01       $ 15.72       $ 15.65       $ 15.06       $ 15.42
                                               ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment income .....................        0.51          0.94          0.93          0.84          0.92          0.95
  Net gain/(loss) on investments,
    futures and foreign currency
    transactions (both realized
    and unrealized) .........................        0.64         (0.01)        (0.56)         0.33          0.76         (0.16)
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment activities ........        1.15          0.93          0.37          1.17          1.68          0.79
                                               ----------    ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income ..................................       (0.47)        (0.97)        (0.91)        (0.87)        (0.97)        (0.93)
  Distributions from net realized
    gains ...................................          --         (0.02)        (0.17)        (0.23)        (0.12)        (0.22)
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total dividends and distributions .......       (0.47)        (0.99)        (1.08)        (1.10)        (1.09)        (1.15)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                 $    15.63       $ 14.95       $ 15.01       $ 15.72       $ 15.65       $ 15.06
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return ................................        7.90%(1)      6.43%         2.37%         7.77%        11.53%         5.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ............................  $  467,253      $440,345      $350,844      $393,533      $177,219      $118,596
  Ratio of expenses to average net
    assets ..................................       0.45%(2)      0.45%         0.44%         0.47%         0.50%         0.50%
  Ratio of net investment income to
    average net assets ......................       6.81%(2)      6.51%         5.90%         5.87%         6.31%         6.43%
  Decrease reflected in above
    operating expense ratios due to
    waivers/reimbursements ..................       0.08%(2)      0.11%         0.18%         0.27%         0.28%         0.28%
Portfolio turnover rate .....................        245%          520%          569%          372%          372%          201%
------------------------------------------------------------------------------------------------------------------------------------

(1) Not Annualized.

(2) Annualized.


                See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                                 HIGH YIELD FUND
                              FINANCIAL HIGHLIGHTS
(FOR A INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED
                                               FEBRUARY 28,                  FOR THE YEAR ENDED AUGUST 31,
                                                  2001       ------------------------------------------------------------------
                                               (UNAUDITED)      2000          1999          1998          1997          1996
                                               ----------    ----------    ----------    ----------    ----------    ----------
PER-SHARE DATA
Net asset value, beginning
  of period .................................  $    14.11       $ 15.32       $ 16.60       $ 17.08       $ 16.09       $ 15.72
                                               ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment income .....................        0.67         1.41(4)        1.42          1.43          1.37          1.47
  Net gain/(loss) on investments
    (both realized
    and unrealized) .........................       (1.15)        (1.13)        (1.33)        (0.49)         0.96          0.40
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      activities ............................       (0.48)         0.28          0.09          0.94          2.33          1.87
                                               ----------    ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income ..................................       (0.72)        (1.49)        (1.37)        (1.42)        (1.34)        (1.50)
  Distributions from net realized
    gains ...................................          --            --            --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
    Total dividends and
      distributions .........................       (0.72)        (1.49)        (1.37)        (1.42)        (1.34)        (1.50)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ..............  $    12.91       $ 14.11       $ 15.32       $ 16.60       $ 17.08       $ 16.09
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return ................................      (3.26)%(1)     1.84%          0.67%         5.48%        15.17%        12.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000s omitted) ..........................  $  105,417      $ 94,333       $95,129       $94,044       $92,630       $75,849
  Ratio of expenses to average
    net assets ..............................        0.70%(2)      0.70%(3)      0.69%         0.70%         0.70%         0.88%
  Ratio of net investment income
    to average net assets ...................       10.29%(2)      9.59%         9.10%         8.12%         8.44%         8.92%
  Decrease reflected in above
    operating expense ratios due to
    waivers/reimbursements ..................        0.39%(2)      0.45%         0.35%         0.44%         0.43%         0.13%
Portfolio turnover rate .....................           5%           31%           40%           60%           84%          143%
------------------------------------------------------------------------------------------------------------------------------------

(1) Not annualized.

(2) Annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the fund's expense ratio.

(4) Per share information is calculated using the average share outstanding method.


               See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

               NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Institutional Funds covered in this report are comprised of Credit Suisse Institutional International Growth Fund ("International"), Credit Suisse Institutional U.S. Core Equity Fund, ("Core Equity"), Credit Suisse Institutional U.S. Core Fixed Income Fund, ("Core Fixed"), Credit Suisse Institutional High Yield Fund (formerly Warburg, Pincus High Yield Fund, Inc.) ("High Yield"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Institutional shares of each Fund are currently offered. Outstanding Common shares of High Yield were exchanged for Institutional shares of equal value of the same fund on January 2, 2001. Common shares for each fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares and, in addition, the Common shares bear a co-administration fee. Common shares are not currently being offered by any Fund.

     Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

              A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by each Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

              B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in each Fund's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. Each Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

              C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

              D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. International and Core Equity will each distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually. Core Fixed and High Yield will each distribute substantially all if its net realized capital gains, if any, to its shareholders at least annually and will distribute net investment income at least quarterly.

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, paydowns on mortgage-backed securities, passive foreign

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     investment companies, and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

              E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository.

              H) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Fund's may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     As of February 28, 2001, Core Fixed held the following futures contracts:

       FUTURES                           EXPIRATION      CONTRACT      CONTRACT      UNREALIZED
      CONTRACTS                             DATE          AMOUNT         VALUE       GAIN/(LOSS)
     -----------                         -----------   ------------   ------------  ------------
     U.S.Treasury 2 Year Notes Futures       6/28/01   $  3,078,750   $  3,079,453  $       703
     U.S.Treasury 5 Year Notes Futures       6/20/01     71,917,453     72,072,875      155,422
     U.S.Treasury 10 Year Notes Futures      6/20/01   $108,279,031    106,934,063   (1,344,968)
     U.S.Treasury 20 Year Bond Futures       6/20/01      1,720,625      1,684,500      (36,125)

              I) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.


              J) SECURITIES LENDING -- Loans of the securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by a Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. None of the Funds had any securities on loan to brokers at February 28, 2001.

              K) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

              Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

              The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

              Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for each of the four Funds described herein.

     For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

     FUND                                                    ANNUAL RATE
     ---------------------                         -----------------------------------
     International                                 0.80% of average daily net assets
     Core Equity                                   0.75% of average daily net assets
     Core Fixed                                    0.375% of average daily net assets
     High Yield                                    0.70 % of average daily net assets

     CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the six months ended February 28, 2001 advisory fees and waivers for each of the four investment Funds were as follows:

                                                          GROSS                                 NET
                                                        ADVISORY                             ADVISORY
                                                          FEE                WAIVER            FEE
                                                     -------------      -------------      -------------
     International                                    $1,602,529         $         --       $1,602,529
     Core Equity                                         222,155              (32,016)         190,139
     Core Fixed                                          833,303             (172,873)         660,430
     High Yield                                          365,508             (205,444)         160,064

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     Boston Financial Data Services, Inc. (BFDS) serves as each Fund's transfer and dividend disbursement agent.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., also serves as each Fund's co-administrator. For administration services, each Fund pays CSAMSI a fee calculated at an annual rate of .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

     CSAMSI, at its discretion, voluntarily waived all or any portion of its administration fee for any of the Funds. For the six months, co-administration fees earned and waived by CSAMSI on the Common shares of the High Yield Fund were as follows:

                       GROSS                                    NET
               CO-ADMINISTRATION FEE        WAIVER      CO-ADMINISTRATION FEE
               ---------------------     ------------   ---------------------
                       $3,170              $(2,536)            $634

     For administration services, PFPC received a fee, for the period
September 1, 2000 to February 4, 2001, on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

     FUND                                                    ANNUAL RATE
     ----------------------------                  ----------------------------
     International                                 .11% for first $500 million
                                                   .09% for next $1 billion
                                                   .07% for over $1.5 billion

     Core Equity                                   .10% for first $500 million
                                                   .08% for next $1 billion
                                                   .06% for over $1.5 billion

     Core Fixed & High Yield                       .07% for first $150 million
                                                   .06% for next $150 million
                                                   .05% for over $300 million

     As of February 5, 2001, PFPC receives a fee calculated on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

     FUND                                                    ANNUAL RATE
     ----------------------------                  ----------------------------
     International                                 .08% for first $500 million
                                                   .07% for next $1 billion
                                                   .06% for over $1.5 billion

     Core Equity                                   .075% for first $500 million
                                                   .065% for next $1 billion
                                                   .055% for over $1.5 billion

     Core Fixed & High Yield                       .07% for first $150 million
                                                   .06% for next $150 million
                                                   .05% for over $300 million

     For the six months ended February 28, 2001, the co-administration fees earned by PFPC were as follows:


     FUND                                          CO-ADMINISTRATION FEE
     ----------------------------                  ---------------------
     International                                     $213,726
     Core Equity                                         28,686
     Core Fixed                                         133,422
     High Yield                                          36,551

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor to each Fund. No compensation is payable by any of the Funds to CSAMSI for distribution services, but CSAMSI received compensation from each Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. Under the Shareholder Servicing and Distribution Plan of the Common shares, CSAMSI received a fee calculated at an annual rate of
 .25% of the average daily net assets of the Common shares of each Fund. For the six months ended February 28, 2001, shareholder services fees earned by CSAMSI on the High Yield Fund was $15,851.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the period ended February 28, 2001, Merrill was paid $119 by each of the Funds.


NOTE 3. PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 2001, purchases and sales of investment securities (other than short-term investments) were as follows:

                                    INVESTMENT SECURITIES
                              --------------------------------
                                  PURCHASES        SALES
                              ---------------  ---------------
     International            $   230,986,038  $   319,598,212
     Core Equity                   19,456,314       20,047,657
     Core Fixed                 1,154,347,173    1,133,388,417
     High Yield                     6,047,183        5,464,718

NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                     INTERNATIONAL GROWTH FUND
                                            --------------------------------------------------------------------------------------
                                                         INSTITUTIONAL                       COMMON
                                            --------------------------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE PERIOD ENDED
                                             FEBRUARY 28, 2001 (UNAUDITED)       AUGUST 31, 2000            JANUARY 7, 2000(1)
                                            --------------------------------------------------------------------------------------
                                                 SHARES         VALUE        SHARES           VALUE         SHARES        VALUE
                                            --------------------------------------------------------------------------------------
Shares sold                                      706,274    $ 11,562,353     4,816,796    $ 118,433,387     164,720   $ 3,922,608
Shares issued in reinvestment of dividends     8,023,437     117,864,284     4,107,321       98,493,562      55,595     1,323,700
Shares repurchased                            (6,068,457)   (105,859,577)  (16,261,136)    (396,495,640)   (597,695)  (14,418,762)
                                              -----------   ------------   -----------    -------------     -------   -----------
Net increase/(decrease)                        2,661,254    $ 23,567,060    (7,337,019)   $(179,568,691)   (377,380)  $(9,172,454)
                                              ===========   ============   ===========    =============     =======   ===========

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 4. CAPITAL SHARES (CONTINUED)

                                                                           U.S. CORE EQUITY FUND
                                           --------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL                                  COMMON
                                           ------------------------------------------------------------  ------------------------
                                               FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE PERIOD ENDED
                                            FEBRUARY 28, 2001 (UNAUDITED)         AUGUST 31, 2000           JANUARY 7, 2000(1)
                                           -------------------------------  ---------------------------  ------------------------
                                               SHARES           VALUE          SHARES         VALUE        SHARES        VALUE
                                           --------------  ---------------  ------------  -------------  ----------  ------------
Shares sold                                      301,683     $ 4,531,616        626,979   $ 12,171,794         615    $   11,900
Shares issued in reinvestment of dividends     1,043,143      14,301,492        554,388     10,045,510       1,202        21,723
Shares repurchased                              (397,240)     (6,220,608)    (1,440,669)   (28,835,336)     (8,663)     (166,578)
                                           --------------  ---------------  ------------  -------------  ----------  ------------
Net increase/(decrease)                          947,586     $12,612,500       (259,302)  $ (6,618,032)     (6,846)   $ (132,955)
                                           ==============  ===============  ============  =============  ==========  ============

                                                                       U.S. CORE FIXED INCOME FUND
                                           --------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL                                   COMMON
                                           ------------------------------------------------------------  ------------------------
                                              FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED        FOR THE PERIOD ENDED
                                            FEBRUARY 28, 2001 (UNAUDITED)         AUGUST 31, 2000           JANUARY 7, 2001(1)
                                           -------------------------------  ---------------------------  ------------------------
                                               SHARES            VALUE          SHARES        VALUE        SHARES       VALUE
                                           --------------  ---------------  ------------  -------------  ----------  ------------
Shares sold                                   1,850,279     $  28,152,815    13,220,257   $ 195,738,892     20,559    $  307,007
Shares issued in reinvestment of dividends      909,637        13,494,964     1,561,312      23,067,990        249         3,694
Shares repurchased                           (2,312,931)      (35,072,667)   (8,706,563)   (129,498,578)   (27,742)     (413,121)
                                           --------------  ---------------  ------------  -------------  ----------  ------------
Net increase/(decrease)                         446,985     $   6,575,112     6,075,006   $  89,308,304     (6,934)   $ (102,420)
                                           ==============  ===============  ============  =============  ==========  ============

                                                                         HIGH YIELD FUND
                         -----------------------------------------------------------------------------------------------------------
                                                INSTITUTIONAL                                           COMMON
                         ------------------------------------------------------- ---------------------------------------------------
                            FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE PERIOD ENDED       FOR THE YEAR ENDED
                         FEBRUARY 28, 2001 (UNAUDITED)      AUGUST 31, 2000        JANUARY 2, 2001(1)          AUGUST 31, 2000
                         ----------------------------- ------------------------- ------------------------- -------------------------
                               SHARES       VALUE         SHARES       VALUE       SHARES        VALUE       SHARES        VALUE
                         -------------- -------------- ----------- ------------- ----------- ------------- ----------- -------------
Shares sold/exchanged        2,002,678  $ 24,895,690    2,155,537  $ 32,053,915     306,327  $  4,107,767   1,632,299  $ 24,548,579
Shares issued in
   reinvestment of
   dividends                   339,469     4,337,783      598,187     8,761,962      52,432       678,252     118,785     1,750,906
Shares repurchased            (866,177)  (11,079,708)  (2,275,997)  (33,390,183) (1,877,140)  (23,735,522) (2,444,588)  (37,113,318)
                         -------------- -------------- ----------- ------------- ----------- ------------- ----------- -------------
Net increase/(decrease)      1,475,970  $ 18,153,765      477,727  $  7,425,694  (1,518,381) $(18,949,503)   (693,504) $(10,813,833)
                         ============== ============== =========== ============= =========== ============= =========== =============

(1) Ceased Operations.

     On February 28, 2001, the number of shareholders that held 5% or more of the outstanding shares are as follows:

                                                             NUMBER OF    APPROXIMATE PERCENTAGE
                                                           SHAREHOLDERS    OF OUTSTANDING SHARES
                                                           ------------   ----------------------
            International Growth Institutional shares           7                   59.26%

            U.S. Core Fixed Institutional shares                4                   49.25

            U.S. Core Equity Institutional shares               4                   86.41

            High Yield Institutional shares                     5                   73.23

NOTE 5. RESTRICTED SECURITIES

     One of International's investments is restricted as to resale and is valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


NOTE 5. RESTRICTED SECURITIES (CONTINUED)

below shows the number of shares held, the acquisition date, value as of February 28, 2001, percentage of net assets which the securities comprise, aggregate cost and unit value of the securities.

                                     NUMBER OF     ACQUISITION      02/28/01      PERCENTAGE OF   SECURITY     VALUE PER
                                      SHARES          DATE         FAIR VALUE      NET ASSETS       COST         UNIT
                                     ---------     -----------     ----------     -------------   --------     ---------
Geotek Communications, Inc.             600          05/26/95          0.00            0.0%      $6,000,000      0.000
                                                                       ----                      ----------
                                                                       0.00                      $6,000,000
                                                                       ====                      ==========

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

     The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk and enhancing total return. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities denominated in foreign currencies that it already owns. Each Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against other transactions or portfolio positions.

     Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund's policy is to include this portion of realized and unrealized gains and losses on investments that result from foreign currency changes with other foreign currency gains and losses on the Statement of Operations.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of each Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparty to the contract is unable to meet the terms of their contract. During the six months ended February 28, 2001, Core Fixed entered into forward foreign currency contracts. Core Fixed had no open forward foreign currency contracts at February 28, 2001.


NOTE 7. LINE OF CREDIT

     The Funds, together with other Funds advised by CSAM, have established a $350 million committed, unsecured line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the Funds with access to the Credit Facility, pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition the participating Funds will pay interest on borrowings at the Federal Funds rate plus .50%. During the six months ended February 28, 2001, the following Fund had borrowings under the credit facility.

                                   AVERAGE DAILY      AVERAGE         MAXIMUM DAILY    LOAN OUTSTANDING
        FUND                       LOAN BALANCE   INTEREST RATE %   LOAN OUTSTANDING       02/28/01
     ----------                    -------------  ---------------   ----------------   ----------------
     International                    $144,444         7.14%           $5,218,000             $0

                      P.O. BOX 8500, BOSTON, MA 02266-8500
                                  800-222-8977



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.
                                                                    CSIUS-3-0201